Van Kampen
High Yield
Municipal Fund
SEMIANNUAL REPORT
MAY 31, 2001

[PHOTO]

Privacy Notice information on the back.

                         [VAN KAMPEN INVESTMENTS LOGO]

                         Table of Contents

                                  OVERVIEW
                    LETTER TO SHAREHOLDERS       1
                         ECONOMIC SNAPSHOT       2

                       PERFORMANCE SUMMARY
                         RETURN HIGHLIGHTS       4

                     PORTFOLIO AT A GLANCE
                            CREDIT QUALITY       6
                SIX-MONTH DIVIDEND HISTORY       6
                           TOP FIVE STATES       7
                          TOP FIVE SECTORS       7
           Q&A WITH YOUR PORTFOLIO MANAGER       8
                         GLOSSARY OF TERMS      11

                            BY THE NUMBERS
                   YOUR FUND'S INVESTMENTS      12
                      FINANCIAL STATEMENTS      54
             NOTES TO FINANCIAL STATEMENTS      60

                    VAN KAMPEN INVESTMENTS
            THE VAN KAMPEN FAMILY OF FUNDS      66
     FUND OFFICERS AND IMPORTANT ADDRESSES      67

This report must be preceded or accompanied by a prospectus for the fund being offered.

Long-term investment strategies can help you cope with uncertain markets.
              NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

ECONOMIC SNAPSHOT

ECONOMIC GROWTH
THE U.S. ECONOMY, DESPITE SOME ISOLATED DISPLAYS OF STRENGTH, CONTINUED TO SHOW SIGNS OF OVERALL WEAKNESS IN MAY 2001. GROSS DOMESTIC PRODUCT (GDP), THE PRIMARY MEASURE OF GROWTH, ROSE A DISAPPOINTING 1.3 PERCENT ON AN ANNUALIZED BASIS FOR THE FIRST QUARTER OF 2001--CONSIDERABLY SLOWER THAN THE GOVERNMENT'S INITIAL 2-PERCENT ESTIMATE. THIS ANEMIC GROWTH ONLY CLOUDED AN ALREADY HAZY ECONOMIC OUTLOOK AS MIXED DATA MADE IT DIFFICULT FOR ANALYSTS AND INVESTORS ALIKE TO DRAW ANY CLEAR CONCLUSIONS.

CONSUMER SPENDING AND EMPLOYMENT
THROUGHOUT MOST OF THE REPORTING PERIOD, ALL EYES WERE ON THE CONSUMER--THE DRIVING FORCE BEHIND APPROXIMATELY TWO-THIRDS OF U.S. ECONOMIC GROWTH. ON THE HEELS OF AN UNEXPECTED DIP IN THE MAY 2001 UNEMPLOYMENT RATE TO 4.4 PERCENT, CONSUMER CONFIDENCE EDGED UP SLIGHTLY--DESPITE REPORTS SHOWING FIRST-QUARTER LAYOFFS WERE 20 PERCENT HIGHER IN 2001 THAN IN 2000. AT THE SAME TIME, INFLATION CONCERNS FLOATED JUST BELOW THE SURFACE AS RISING ENERGY COSTS, A WEAKENING STOCK MARKET AND A SLOWING ECONOMY CONTINUED TO EXERT PRESSURE ON CONSUMERS' POCKETBOOKS.

INTEREST RATES AND INFLATION
SOME ANALYSTS ATTRIBUTED CONSUMERS' RENEWED CONFIDENCE TO THE GOVERNMENT'S ATTEMPT TO JUMP-START THE ECONOMY. BETWEEN JANUARY 1 AND MAY 31, 2001, THE FEDERAL RESERVE (THE FED) CUT INTEREST RATES FIVE TIMES BY A TOTAL OF 2.5 PERCENT. TWO OF THE RATE REDUCTIONS WERE ESPECIALLY SURPRISING BECAUSE THEY CAME BETWEEN REGULARLY SCHEDULED FED POLICY MEETINGS. ALTHOUGH INDUSTRY ANALYSTS AND INVESTORS WELCOMED THE FED'S ACTIONS, MANY SUGGESTED ADDITIONAL CUTS WERE STILL NEEDED TO WARD OFF A RECESSION AND RETURN GDP TO A HEALTHY AND SUSTAINABLE RATE.

THE CONSUMER PRICE INDEX, A COMMON MEASURE OF THE INFLATION RATE, ROSE 3.6 PERCENT IN THE 12 MONTHS ENDED MAY 31. ALTHOUGH INFLATION WAS NOT AN IMMEDIATE THREAT, SOME ANALYSTS CAUTIONED THAT SEASONAL DEMANDS FOR ELECTRICITY AND GASOLINE MIGHT RESULT IN HIGHER INFLATION LATER IN THE YEAR.

U.S. GROSS DOMESTIC PRODUCT

SEASONALLY ADJUSTED ANNUALIZED RATES
(March 31, 1999--March 31, 2001)
[BAR GRAPH]

                                                                      U.S. GROSS DOMESTIC PRODUCT
                                                                      ---------------------------
Mar 99                                                                           3.50
Jun 99                                                                           2.50
Sep 99                                                                           5.70
Dec 99                                                                           8.30
Mar 00                                                                           4.80
Jun 00                                                                           5.60
Sep 00                                                                           2.20
Dec 00                                                                           1.00
Mar 01                                                                           1.30

Source: Bureau of Economic Analysis

INTEREST RATES AND INFLATION

(May 31, 1999--May 31, 2001)
[LINE GRAPH]

                                                                       INTEREST RATES                    INFLATION RATES
                                                                       --------------                    ---------------
May 99                                                                      4.75                               2.10
                                                                            5.00                               2.00
                                                                            5.00                               2.10
Aug 99                                                                      5.25                               2.30
                                                                            5.25                               2.60
                                                                            5.25                               2.60
Nov 99                                                                      5.50                               2.60
                                                                            5.50                               2.70
                                                                            5.50                               2.70
Feb 00                                                                      5.75                               3.20
                                                                            6.00                               3.80
                                                                            6.00                               3.10
May 00                                                                      6.50                               3.20
                                                                            6.50                               3.70
                                                                            6.50                               3.70
Aug 00                                                                      6.50                               3.40
                                                                            6.50                               3.50
                                                                            6.50                               3.40
Nov 00                                                                      6.50                               3.40
                                                                            6.50                               3.40
                                                                            5.50                               3.70
Feb 01                                                                      5.50                               3.50
                                                                            5.00                               2.90
                                                                            4.50                               3.30
May 01                                                                      4.00                               3.60

Interest rates are represented by the closing midline federal funds target rate on the last day of each month. Inflation is indicated by the annual percentage change of the Consumer Price Index for all urban consumers at the end of each month.

Source: Bloomberg

       PERFORMANCE SUMMARY

RETURN HIGHLIGHTS

(as of May 31, 2001)

                                       A SHARES        B SHARES   C SHARES
------------------------------------------------------------------------------
Six-month total return based on
NAV(1)                                    3.60%           3.19%      3.20%
------------------------------------------------------------------------------
Six-month total return(2)                -1.35%           -.81%      2.20%
------------------------------------------------------------------------------
One-year total return(2)                  1.99%           2.28%      5.29%
------------------------------------------------------------------------------
Five-year average annual total
return(2)                                 4.75%           4.75%      5.00%
------------------------------------------------------------------------------
Ten-year average annual total
return(2)                                 6.27%             N/A        N/A
------------------------------------------------------------------------------
Life-of-Fund average annual total
return(2)                                 6.41%           5.72%(3)   4.95%
------------------------------------------------------------------------------
Commencement date                      01/02/86        07/20/92   12/10/93
------------------------------------------------------------------------------
Distribution rate(4)                      6.04%           5.55%      5.56%
------------------------------------------------------------------------------
Taxable-equivalent distribution
rate(5)                                   9.44%           8.67%      8.69%
------------------------------------------------------------------------------
SEC Yield(6)                              6.06%           5.58%      5.59%
------------------------------------------------------------------------------

    N/A = Not Applicable

(1) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge (4.75% for Class A Shares) or contingent deferred sales charge (CDSC) for Class B and Class C Shares. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated without the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year after purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated without the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees of up to .25% for Class A Shares and 1% for Class B and Class C Shares.

(2) Assumes reinvestment of all distributions for the period and includes payment of the maximum sales charge (4.75% for Class A Shares) or CDSC for Class B and Class C Shares and Rule 12b-1 fee. On purchases of Class A Shares of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. Returns for Class B Shares are calculated with the effect of the maximum 4% CDSC, charged on certain redemptions made within the first and second year after purchase and declining to 0% after the fifth year. Returns for Class C Shares are calculated with the effect of the maximum 1% CDSC, charged on certain redemptions made within one year of purchase. The Rule 12b-1 fee for Class A Shares is up to .25% and for Class B and Class C Shares is 1%.

(3) Reflects the conversion of Class B Shares into Class A Shares six years after the end of the calendar month in which the shares were purchased. See Footnote 3 in the Notes to Financial Statements for additional information.

(4) Distribution rate represents the monthly annualized distributions of the Fund at the end of the period and not the earnings of the Fund.

(5) Taxable-equivalent calculations reflect a federal income tax rate of 36%.

(6) SEC Yield is a standardized calculation prescribed by the Securities and Exchange Commission for determining the amount of net income a portfolio should theoretically generate for the 30-day period ended May 31, 2001.

    A portion of the interest income may be subject to the federal alternative minimum tax (AMT).

    See the Comparative Performance section of the current prospectus. An investment in the Fund is subject to investment risks, and you could lose money on your investment in the Fund. Please review the Risk/Return Summary of the Prospectus for further details on investment risks. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. As a result of recent market activity, current performance may vary from the figures shown.

    Market forecasts provided in this report may not necessarily come to pass.

               PORTFOLIO AT A GLANCE

CREDIT QUALITY

(as a percentage of long-term investments)

As of May 31, 2001
- AAA/Aaa............   4.5%   [PIE CHART]
- AA/Aa..............   2.2%
- A/A................   3.0%
- BBB/Baa............   8.0%
- BB/Ba..............   5.4%
- B/B................   0.9%
- CCC/Caa............   0.4%
- Non-Rated..........  75.6%
As of November 30, 2000
- AAA/Aaa............   3.5%   [PIE CHART]
- AA/Aa..............   2.4%
- A/A................   3.5%
- BBB/Baa............   7.8%
- BB/Ba..............   4.3%
- B/B................   1.1%
- CCC/Caa............   0.4%
- Non-Rated..........  77.0%

Based upon the credit quality ratings as issued by Standard & Poor's Credit Market Services/Moody's Investor Services, respectively. Subject to change daily.

SIX-MONTH DIVIDEND HISTORY

(for the six months ending May 31, 2001)
[BAR GRAPH]

                                                                               DIVIDENDS
                                                                               ---------
12/00                                                                            0.056
1/01                                                                             0.056
2/01                                                                             0.056
3/01                                                                             0.056
4/01                                                                             0.056
5/01                                                                             0.056

The dividend history represents dividends that were paid on the fund's Class A shares and is no guarantee of the fund's future dividends.

TOP FIVE STATES*

(as a percentage of long-term investments--May 31, 2001)

Pennsylvania                                                10.4%
---------------------------------------------------------------------
Florida                                                      8.8%
---------------------------------------------------------------------
Illinois                                                     8.4%
---------------------------------------------------------------------
Massachusetts                                                7.6%
---------------------------------------------------------------------
New York                                                     6.3%
---------------------------------------------------------------------

TOP FIVE SECTORS*

(as a percentage of long-term investments)
[BAR GRAPH]

                                                                        MAY 31, 2001                    NOVEMBER 30, 2000
                                                                        ------------                    -----------------
Other Care                                                                 34.20                              24.40
Industrial Revenue                                                         14.30                              15.20
Health Care                                                                11.90                              15.80
Multi-Family Housing                                                       11.60                              13.70
Tax District                                                                6.60                               6.30

*Subject to change daily.

Q&A WITH YOUR PORTFOLIO MANAGER

WE RECENTLY SPOKE WITH THE PORTFOLIO MANAGER OF THE VAN KAMPEN HIGH YIELD MUNICIPAL FUND ABOUT THE KEY EVENTS AND ECONOMIC FORCES THAT SHAPED THE MARKETS AND INFLUENCED THE FUND'S RETURN DURING THE SIX MONTHS ENDED MAY 31, 2001. WAYNE GODLIN, PORTFOLIO MANAGER, HAS MANAGED THE FUND SINCE 1990 AND HAS WORKED IN THE INVESTMENT INDUSTRY SINCE 1984. THE FOLLOWING DISCUSSION REFLECTS HIS VIEWS ON THE FUND'S PERFORMANCE.

Q   WHAT WERE THE MOST IMPORTANT
    DEVELOPMENTS IN THE HIGH-YIELD MUNICIPAL MARKET AND HOW DID THE FUND PERFORM DURING THE REPORTING PERIOD?

A   In response to the slowing
economy, the Federal Reserve Board (the "Fed") cut key short-term interest rates by 250 basis points (two and a half percentage points) between January and May. As bond yields came down, prices went up, although the short- and intermediate-term portion of the municipal bond market rallied more vigorously than the long-term portion.

    Consequently, the municipal yield curve steepened as short-term yields dropped farther than long-term yields, creating increasingly attractive yields at the long end of the maturity spectrum. At the same time, the stock market's performance steadily deteriorated compared to its highs in early 2000 and asset flows into municipal bond funds picked up, especially in the high-yield sector. These factors helped fuel the rising demand for higher-yielding municipals throughout the reporting period.

    From mid-year to late in 2000, the yield spread between high-yield municipal bonds and investment-grade municipals grew significantly. Specifically, the yield on a typical non-rated, BB-equivalent bond was 100 to 250 basis points higher than that of an investment-grade bond. Over the period, this yield spread has somewhat stabilized, with high-yield bond prices moving slightly higher since November, a clear improvement over the conditions of last year.

    Another key factor in the brightening prospects for the high-yield market was the stronger credit quality in a number of municipal market sectors. The acute-care hospital and life-care segments of the health care sector, for example, were perceived to be less risky due to improved industry and macroeconomic factors. A wide range of health care issuers benefited from improved federal funding, greater profitability, better cash positions, and stronger balance sheets. Higher perceived credit quality also helped bolster issues in the multi-family housing and community development sectors.

    The portfolio continues to offer a high level of tax-exempt current income compared to similar funds, and the fund's dividend was steady throughout the reporting period. At $.056 per Class A share, this dividend translates to a distribution rate of 6.04 percent based on the fund's maximum public offering price on May 31, 2001. Also, because income from the fund is exempt from federal income taxes, this distribution rate is equivalent to a yield of 9.44 percent on a taxable investment for an investor in the 36 percent federal income tax bracket.

    For the six months ending May 31, 2001, the fund produced a total return of
3.60 percent (Class A shares at net asset value, including a Rule 12b-1 fee of up to 0.25 percent and excluding a maximum sales charge of 4.75 percent; if the maximum sales charge were included, the return would be lower). This reflects an increase in NAV from $10.56 per Class A share on November 30, 2000, to $10.60 per Class A share on May 31, 2001. Of course, past performance is no guarantee of future results. As a result of recent market activity, current performance may vary from the figures shown. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.73 percent for the same period. The Lehman Brothers Municipal Bond Index is an unmanaged, broad-based statistical composite of municipal bonds. Its returns do not include any sales charges or fees that would be paid by an investor purchasing the securities it represents. Such costs would lower performance. It is not possible to invest directly in an index. For additional performance results, please refer to the chart and footnotes on page 4.

Q   WHAT STRATEGIES DID YOU FOLLOW
    IN MANAGING THE FUND?

A   It is our philosophy to manage the
portfolio for the long-term. We set our sights on a 3- to 10-year investment horizon, rather than making frequent short-term adjustments. This approach gave us the confidence to take positions in selected issues when yield spreads were widening--and high yield bond prices were declining--capturing the yield premium over investment-grade bonds (higher yields are offered to investors to compensate for a higher perceived credit risk). The portfolio, in our opinion, is now positioned to take advantage of the current market environment.

    The composition of the portfolio has remained relatively stable, with roughly 70 to 76 percent of total long-term investments invested in non-rated and lower-rated municipal bonds, and the remainder invested in investment-grade issues, including 4.5 percent in securities rated AAA at the time of investment.

    The portfolio currently contains more than 800 individual issues, with no one issue representing more than 0.2 percent of total long-term investments. We believe that such broad diversification may provide a cushion to protect the portfolio from adverse events that might affect any one issuer. Portfolio allocation is subject to change daily.

    In general, the portfolio's current composition reflects investment decisions that were made based on the relative value of the securities available in the marketplace, given the conditions we encountered. Our goal was to maintain adequate diversification and an attractive mix of current income and future potential.

Q   WHAT DO YOU SEE AHEAD FOR
    THE ECONOMY AND THE MUNICIPAL MARKET?

A   We will remain aggressively
invested in non-rated and lower-rated high-yield municipal securities, as we see value in this sector at this time. We believe our shareholders expect this type of commitment to a portfolio that seeks a high level of current income.

    We anticipate further short-term interest rate cuts by the Fed, though we believe it is likely near the end of the easing cycle. The questions that remain are how much more will they cut rates and when. Still, the high-yield market is more sensitive to credit spreads than to interest rate policy, so we believe additional cuts at the short end won't have much impact on our strategies.

    Actually, we believe the market is offering a unique opportunity to invest in high-yield municipal securities. The demand for higher yielding securities remains strong, and we expect yield spreads to begin tightening in the near term, which may translate into stronger performance for high-yield bonds. The market has a long way to go before reaching the yield spread levels of the mid to late 1990s. We see the potential for a rally at the long end of the yield curve if the national economy slows further, as investors are likely to turn to longer-term maturities to seek out higher yields.

    This combination of factors creates what we believe is an attractive situation for investing in high-yield bonds, as investors may be able to capture yields that are high on a historical basis while also retaining some potential for future gains.

GLOSSARY OF TERMS

A HELPFUL GUIDE TO SOME OF THE COMMON TERMS YOU'RE LIKELY TO SEE IN THIS REPORT AND OTHER FINANCIAL PUBLICATIONS.

CLASSES OF SHARES: Most Van Kampen mutual fund shares are typically divided into three groupings, called Class A, Class B, and Class C shares, each with varying fees and sales charges.

CREDIT RATING: An evaluation of a bond issuer's credit history and capability of repaying debt obligations. Standard & Poor's Ratings Group and Moody's Investors Service are two companies that assign credit ratings. Standard & Poor's ratings range from a high of AAA to a low of D, while Moody's ratings range from a high of Aaa to a low of C.

FEDERAL RESERVE BOARD (THE FED): The governing body of the Federal Reserve System, which is the central bank of the United States. Its policy-making committee, called the Federal Open Market Committee, meets at least eight times a year to establish monetary policy and monitor the economic pulse of the United States.

INVESTMENT-GRADE BONDS: Securities rated BBB and above by Standard & Poor's Ratings Group or Baa and above by Moody's Investors Service. Bonds rated below BBB or Baa are noninvestment grade.

MUNICIPAL BOND: A debt security issued by a state, municipality, or other state or local government entity to finance capital expenditures of public projects, such as the construction of highways, public works, or school buildings. Interest on public-purpose municipal bonds is exempt from federal income taxes and, in some states, from state and local income taxes.

NET ASSET VALUE (NAV): The value of a mutual fund share, calculated by deducting a fund's liabilities from the total assets in its portfolio and dividing this amount by the number of shares outstanding. The NAV does not include any initial or contingent deferred sales charges.

YIELD: The annual rate of return on an investment, expressed as a percentage.

YIELD SPREAD: The additional yield investors can earn by either investing in bonds with longer maturities or by investing in bonds with lower credit ratings. The spread is the difference in yield between bonds with short versus long maturities or the difference in yield between high-quality bonds and lower-quality bonds.

                        BY THE NUMBERS

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)
THE FOLLOWING PAGES DETAIL YOUR FUND'S PORTFOLIO OF INVESTMENTS AT THE END OF THE REPORTING PERIOD.

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MUNICIPAL BONDS  96.6%
          ALABAMA  0.4%
$1,000    Alabama Spl Care Fac Fin Auth Methodist
          Home for the Aging........................ 6.300%   06/01/24   $      857,790
 4,500    Alabama St Indl Dev Auth Solid Waste Disp
          Rev Pine City Fiber Co.................... 6.450    12/01/23        4,431,825
 4,000    West Jefferson Cnty, AL Amusement & Pub Pk
          Auth First Mtg Visionland Proj (a)........ 6.375    02/01/29        1,880,000
                                                                         --------------
                                                                              7,169,615
                                                                         --------------
          ALASKA  0.4%
 2,000    Alaska Indl Dev & Expt Auth Williams Lynks
          AK Cargoport.............................. 8.125    05/01/31        2,022,340
 2,000    Alaska St Hsg Fin Corp Genl Mtg Ser A
          (MBIA Insd)............................... 6.000    06/01/49        2,037,420
 3,000    Juneau, AK City & Borough Nonrecourse
          Saint Anns Care Ctr Proj.................. 6.875    12/01/25        2,756,730
                                                                         --------------
                                                                              6,816,490
                                                                         --------------
          ARIZONA  2.6%
 1,170    Casa Grande, AZ Indl Dev Auth Rfdg........ 8.250    12/01/15        1,178,845
 2,843    Chandler, AZ Indl Dev Auth Rev Chandler
          Fin Ctr Proj Ser 1986 (b)................. 9.875    12/01/16        1,805,414
 2,980    Flagstaff, AZ Indl Dev Auth Rev Sr Living
          Cmnty Northern AZ Ser A................... 6.200    09/01/28        2,505,495
 1,465    Maricopa Cnty, AZ Indl Dev Auth Horizon
          Cmnty Learning Ctr Proj................... 7.125    06/01/10        1,493,699
 1,250    Maricopa Cnty, AZ Indl Dev Auth Horizon
          Cmnty Learning Ctr Proj................... 7.950    06/01/23        1,283,625
 5,445    Maricopa Cnty, AZ Indl Dev Auth Multi-
          Family Hsg Rev, 144A (c).................. 6.625    07/01/33        5,016,642
 3,000    Maricopa Cnty, AZ Indl Dev Auth Sr Living
          Fac Rev................................... 7.750    04/01/15        3,016,950
 4,000    Maricopa Cnty, AZ Pollutn Ctl El Paso Elec
          Ser A Rfdg................................ 6.375    08/01/15        4,082,920
   500    Mesa, AZ Indl Dev Auth Rev Discovery Hlth
          Sys Ser A (MBIA Insd)..................... 5.625    01/01/29          511,120

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          ARIZONA (CONTINUED)
$1,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg........................... 6.375%   08/15/29   $      856,290
 2,000    Peoria, AZ Indl Dev Auth Rev Sierra Winds
          Life Ser A Rfdg........................... 6.500    08/15/31        1,736,460
 1,000    Phoenix, AZ Indl Dev Auth Arpt Fac Rev
          America West Airl Inc Proj................ 6.250    06/01/19          828,770
 3,000    Pima Cnty, AZ Indl Dev Auth Multi-Family
          Rev, 144A (c)............................. 6.625    10/01/28        2,879,250
 2,000    Pima Cnty, AZ Indl Dev Auth Rev La Posada
          at Park Ctr Ser A......................... 7.000    05/15/27        1,914,840
 1,000    Pima Cnty, AZ Indl Dev Auth Ser A......... 7.250    11/15/18          959,910
 1,500    Pima Cnty, AZ Indl Dev Auth Ser A......... 8.250    11/15/22        1,467,510
 1,025    Pinal Cnty, AZ Indl Dev Auth Casa Grande
          Regl Med Ctr Proj Ser A................... 8.125    12/01/22        1,033,323
   475    Pinal Cnty, AZ Indl Dev Auth Casa Grande
          Regl Med Ctr Proj Ser B................... 8.125    12/01/22          480,999
 2,105    Red Hawk Canyon Cmnty Fac Dist No 2 AZ
          Dist Assmt Rev............................ 6.500    12/01/12        2,114,304
 1,035    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Rfdg...................... 8.000    06/01/11        1,082,693
 2,000    Scottsdale, AZ Indl Dev Auth Rev First Mtg
          Westminster Vlg Ser A Rfdg................ 8.250    06/01/15        2,100,880
 1,845    Tucson, AZ Indl Dev Auth Rev Clarion Santa
          Rita Hotel Ser A Rfdg, 144A (c)........... 6.375    12/01/16        1,710,702
 3,245    Tucson, AZ Multi-Family Rev Hsg Catalina
          Asstd Ser A............................... 6.500    07/01/31        3,019,278
                                                                         --------------
                                                                             43,079,919
                                                                         --------------
          ARKANSAS  0.2%
 3,855    Jackson Cnty, AR Hlthcare Fac Brd First
          Mtg Hosp Rev Newport Hosp & Clinic Inc.... 7.375    11/01/11        3,748,563
                                                                         --------------

          CALIFORNIA  3.5%
 1,255    Abag Fin Auth For Nonprofit Corps CA Ctf
          Partn..................................... 6.375    11/15/15        1,184,331
 1,455    Abag Fin Auth For Nonprofit Corps CA Ctf
          Partn..................................... 6.375    11/15/28        1,320,151
 1,210    California Ed Fac Auth Rev Pacific
          Graduate Sch of Psych..................... 7.600    11/01/21        1,288,771
 2,275    California Ed Fac Auth Rev Pacific
          Graduate Sch of Psych..................... 8.000    11/01/21        2,446,125

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          CALIFORNIA (CONTINUED)
$2,850    Contra Costa Cnty, CA Multi-Family Hsg
          Rev....................................... 6.750%   12/01/30   $    2,720,695
 2,000    Corona, CA Ctf Partn Vista Hosp Sys Inc
          Ser B (b)................................. 9.500    07/01/20          740,000
 2,500    Corona, CA Ctf Partn Vista Hosp Sys Inc
          Ser C (b)................................. 8.375    07/01/11          925,000
 1,500    Folsom, CA Spl Tax Cmnty Fac Dist No 7
          Rfdg...................................... 7.250    09/01/21        1,592,670
 1,000    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
          A Rfdg.................................... 6.500    09/01/28        1,026,370
 2,000    Fontana, CA Spl Tax Cmnty Fac Dist 11 Ser
          B......................................... 6.500    09/01/28        2,052,740
 2,504    Fresno, CA Ctf Partn...................... 8.500    05/01/16        2,557,586
   840    Healdsburg, CA Ctf Partn Nuestro Hosp
          Inc....................................... 6.250    11/01/08          561,431
 2,500    Healdsburg, CA Ctf Partn Nuestro Hosp
          Inc....................................... 6.375    11/01/28        1,657,550
   960    Indio, CA Pub Fin Auth Rev Tax
          Increment................................. 6.500    08/15/27          997,008
 2,485    Lake Elsinore, CA Pub Fin Auth Loc Agy Rev
          Ser F..................................... 7.100    09/01/20        2,649,159
 1,000    Los Angeles, CA Cmnty Fac Dist Spl Tax No
          3 Cascades Business Pk.................... 6.400    09/01/22        1,032,500
 2,500    Los Angeles, CA Regl Arpt Fac Sub Term 6
          Fac Rfdg.................................. 5.650    08/01/17        2,242,950
 4,485    Los Angeles, CA Regl Arpt Fac Sublease
          Intl Arpt Rfdg............................ 6.350    11/01/25        4,487,153
 4,500    Millbrae, CA Residential Fac Rev Magnolia
          of Millbrae Proj Ser A.................... 7.375    09/01/27        4,427,505
 1,000    Moreno Vly, CA Spl Tax Towngate Cmnty Fac
          Dist 87-1................................. 7.125    10/01/23        1,024,990
 2,000    Perris, CA Pub Fin Auth Loc Agy Rev Ser
          D......................................... 7.875    09/01/25        2,159,360
 2,930    Reedley, CA Ctf Partn..................... 7.500    10/01/26        2,957,425
 3,065    Richmond, CA Redev Agy Multi-Family Rev
          Ser A..................................... 7.500    09/01/23        3,143,679
 1,885    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A................................ 6.700    09/01/17        1,957,365
 2,000    Sacramento, CA Spl Tax Cmnty Fac Dist No
          97-1 Ser A................................ 6.750    09/01/27        2,061,760
 2,500    San Bernardino, CA Assoc Cmnty Fin Auth
          Hlthcare Ctf Partn........................ 6.900    05/01/27          500,250
 3,120    San Jose, CA Multi-Family Hsg Rev Helzer
          Courts Apts Ser A, 144A (c)............... 6.400    12/01/41        2,985,809

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          CALIFORNIA (CONTINUED)
$1,900    San Luis Obispo, CA Ctf Partn Vista Hosp
          Sys Inc (b)............................... 8.375%   07/01/29   $      703,000
 1,990    Simi Vly, CA Cmnty Dev Agy Coml Sycamore
          Plaza II Rfdg............................. 6.000    09/01/12        2,108,982
 2,000    Vallejo, CA Ctf Partn Touro Univ.......... 7.250    06/01/16        2,059,420
                                                                         --------------
                                                                             57,571,735
                                                                         --------------
          COLORADO  2.9%
 1,900    Arvada, CO Multi-Family Rev Hsg Arvada
          Nightingale Proj Rfdg, 144A (c)........... 6.250    12/01/18        1,807,033
 1,060    Berry Creek Metro Dist CO Rfdg............ 7.300    12/01/12        1,090,539
 1,100    Colorado Hlth Fac Auth Hlth & Residential
          Care Fac Volunteers of Amer Ser A......... 6.000    07/01/29          908,842
 1,000    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A................................ 6.250    08/15/13          890,780
 2,250    Colorado Hlth Fac Auth Rev Baptist Home
          Assn Ser A................................ 6.375    08/15/24        1,787,782
 1,500    Colorado Hlth Fac Auth Rev Christian
          Living Campus Proj........................ 9.000    01/01/25        1,621,140
 3,250    Colorado Hlth Fac Auth Rev Impt Volunteers
          Ser A Rfdg................................ 5.875    07/01/28        2,606,792
 2,000    Colorado Hlth Fac Auth Rev Shalom Pk Proj
          Rfdg...................................... 7.250    12/15/25        1,963,960
 1,135    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Terrace Ser A....................... 6.800    07/01/09        1,124,172
 3,250    Colorado Hlth Fac Auth Rev Sr Living Fac
          Eaton Terrace Ser A....................... 7.250    07/01/22        3,050,255
 2,000    Colorado Hsg Fin Auth Single Family Pgm Sr
          B2........................................ 6.800    04/01/30        2,225,020
 3,000    Cottonwood Wtr & San Dist CO Ser A Rfdg... 7.750    12/01/20        3,127,800
 1,055    Denver, CO City & Cnty Indl Dev Rev Jewish
          Cmnty Ctr Proj............................ 7.375    03/01/09        1,101,146
 1,130    Denver, CO City & Cnty Indl Dev Rev Jewish
          Cmnty Ctr Proj............................ 7.500    03/01/14        1,173,053
   815    Denver, CO City & Cnty Indl Dev Rev Jewish
          Cmnty Ctr Proj............................ 7.875    03/01/19          852,156
 7,000    Denver, CO City & Cnty Spl Fac Arpt Rev
          United Airl Proj Ser A.................... 6.875    10/01/32        6,871,130
 1,720    Denver, CO Urban Renewal Auth Tax
          Increment Rev South Bdwy/ Montgomery
          Ward...................................... 8.500    05/01/16        1,835,240

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          COLORADO (CONTINUED)
$1,800    Eagle Cnty, CO Air Term Corp Rev Arpt Term
          Proj...................................... 7.500%   05/01/21   $    1,831,104
 1,900    Eagle Riverview, CO Affordable Hsg Corp
          Multi-Family Rev.......................... 6.300    07/01/29        1,781,516
 1,735    Eaglebend, CO Affordable Hsg Corp
          Multi-Family Rev Hsg Proj Ser A........... 6.400    07/01/17        1,717,719
 1,500    Eaglebend, CO Affordable Hsg Corp
          Multi-Family Rev Hsg Proj Ser A........... 6.450    07/01/21        1,475,055
 3,975    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser A................................ 7.000    10/01/18        3,595,109
   500    Lafayette, CO Indl Dev Rev Rocky Mtn Instr
          Proj Ser B................................ 6.125    10/01/08          473,205
   129    Skyland Metro Dist, CO Gunnison Cnty
          Rfdg...................................... 8.250    12/01/08           92,364
   750    Snowmass Vlg, CO Multi-Family Hsg Rev Ser
          A Rfdg.................................... 8.000    09/01/14          767,385
 2,000    Telluride, CO Hsg Auth Hsg Rev Shandoka
          Apts Proj Rfdg............................ 7.875    06/01/17        2,041,860
                                                                         --------------
                                                                             47,812,157
                                                                         --------------
          CONNECTICUT  0.8%
 2,015    Connecticut St Dev Auth First Mtg Gross
          Rev Hlthcare Proj CT Baptist Homes Inc
          Proj...................................... 8.750    09/01/12        2,180,089
 1,500    Connecticut St Dev Auth Indl Afco Cargo
          Bdl LLC Proj.............................. 8.000    04/01/30        1,536,195
   500    Connecticut St Dev Auth Mystic Marinelife
          Aquar Proj Ser A.......................... 7.000    12/01/27          503,815
 1,945    Connecticut St Dev Auth Pollutn CT Lt &
          Pwr Ser B Rfdg............................ 5.950    09/01/28        1,918,976
   300    Connecticut St Hlth & Ed Fac Edgehill
          Issue Ser A............................... 6.875    07/01/17          336,480
 1,100    Connecticut St Hlth & Ed Fac Edgehill
          Issue Ser A............................... 6.875    07/01/27        1,233,760
 1,675    Greenwich, CT Hsg Auth Multi-Family Rev
          Hsg Greenwich Close Ser B................. 7.500    09/01/27        1,609,909
 1,365    Manchester, CT Redev Agy Multi-Family Mtg
          Rev Bennet Hsg Dev Rfdg................... 7.200    12/01/18        1,409,635
 1,920    New Haven, CT Indl Fac Rev Adj Govt Ctr
          Thermal Energies.......................... 7.250    07/01/09        1,922,074
                                                                         --------------
                                                                             12,650,933
                                                                         --------------

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          DELAWARE  0.5%
$2,040    Delaware St Econ Dev Auth Indl Dev Rev
          First Mtg Dover Hlthcare Rfdg............. 7.875%   04/01/08   $    2,040,510
   920    Delaware St Econ Dev Auth Rev Osteopathic
          Hosp Assn of DE Ser A (Prerefunded @
          07/01/04)................................. 9.500    01/01/22        1,085,076
 2,055    Sussex Cnty, DE Assisted Living Fac Rev
          Heritage At Milford Proj.................. 7.250    07/01/29        1,913,616
 3,410    Wilmington, DE Multi-Family Rent Rev Hsg
          Electra Arms Sr Assoc Proj................ 6.250    06/01/28        3,120,832
                                                                         --------------
                                                                              8,160,034
                                                                         --------------
          DISTRICT OF COLUMBIA  0.3%
 1,545    District of Columbia Rev Methodist Home
          Issue..................................... 6.000    01/01/29        1,265,726
 3,500    District of Columbia Rev Natl Pub Radio
          Ser A..................................... 7.700    01/01/23        3,592,260
                                                                         --------------
                                                                              4,857,986
                                                                         --------------
          FLORIDA  8.5%
 1,237    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser A................................. 7.500    05/01/19        1,291,156
   745    Bobcat Trail Cmnty, FL Dev Dist Cap Impt
          Rev Ser B................................. 6.750    05/01/04          748,941
 3,000    Boca Raton, FL Hsg Auth Mtg Hsg Rev First
          Lien Banyan Place Sr Living Ser A......... 7.150    04/01/31        2,821,020
   910    Boca Raton, FL Hsg Auth Mtg Hsg Rev Second
          Lien Banyan Place Sr Living Ser B......... 8.700    10/01/32          888,351
   130    Charlotte Cnty, FL Indl Dev Auth Rev
          Beverly Enterprises Rfdg.................. 10.000   06/01/11          135,560
   905    Collier Cnty, FL Indl Dev Auth Retirement
          Rental Hsg Rev Rfdg....................... 10.750   03/01/03          934,720
 4,050    Fishhawk Cmnty, FL Dev Dist Spl Assmt
          Rev....................................... 7.625    05/01/18        4,343,058
 2,000    Fleming Is Plantation Cmnty Ser B......... 7.375    05/01/31        2,115,800
 4,975    Florida Hsg Fin Corp Rev Hsg Beacon Hill
          Apts Ser C................................ 6.610    07/01/38        4,719,036
 5,480    Florida Hsg Fin Corp Rev Hsg Cypress Trace
          Apts Ser G................................ 6.600    07/01/38        5,246,990
 4,000    Florida Hsg Fin Corp Rev Hsg Westbrook
          Apts Ser U1............................... 6.450    01/01/39        3,709,080
 5,970    Florida Hsg Fin Corp Rev Hsg Westchase
          Apts Ser B................................ 6.610    07/01/38        5,758,602

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          FLORIDA (CONTINUED)
$  785    Fort Walton Beach, FL Indl Dev Rev First
          Mtg Ft Walton Beach Venture Proj.......... 10.500%  12/01/16   $      796,155
   955    Heritage Harbor Cmnty Dev Dist FL Rev
          Recntl.................................... 7.750    05/01/19          955,153
   950    Heritage Harbor Cmnty Dev Dist FL Rev Spl
          Assmt Ser A............................... 6.700    05/01/19          955,396
   905    Hernando Cnty, FL Indl Dev Rev Beverly
          Enterprises Rfdg.......................... 10.000   09/01/11          937,879
 3,000    Hialeah Gardens, FL Indl Dev Rev Waterford
          Convales Ctr Ser A Rfdg................... 8.250    12/01/14        3,118,890
 1,500    Hillsborough Cnty, FL Hsg Fin Auth Multi-
          Family Rev Clipper Cove Apts Proj Ser A... 7.375    07/01/40        1,521,390
 1,500    Homestead, FL Indl Dev Rev Brookwood
          Gardens Ctr Proj Ser A Rfdg............... 8.250    12/01/14        1,559,445
 1,185    Lake Bernadette, FL Cmnty Dev Dist Spl
          Assmt Rev Ser A........................... 8.000    05/01/17        1,262,653
 2,255    Lake Saint Charles, FL Cmnty Dev Dist Spl
          Assmt Rev................................. 7.875    05/01/17        2,400,042
 3,850    Largo, FL Sun Coast Hlth Sys Rev Hosp
          Rfdg...................................... 6.300    03/01/20        3,312,386
   630    Lee Cnty, FL Indl Dev Auth Econ Rev Encore
          Nursing Ctr Partn Rfdg.................... 8.125    12/01/07          656,101
 6,115    Leon Cnty, FL Ed Fac Auth Rev Southgate
          Residence Hall Ser A Rfdg................. 6.750    09/01/28        5,458,983
 3,000    Marshall Creek Cmnty Dev Dist FL Spl Assmt
          Ser A..................................... 7.650    05/01/32        3,095,310
 1,000    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A....................... 6.700    11/15/19        1,004,720
   500    Miami Beach, FL Hlth Fac Auth Hosp Rev Mt
          Sinai Med Ctr Ser A....................... 6.800    11/15/31          503,535
 2,500    Miromar Lakes Cmnty Dev Dist Ser B........ 7.250    05/01/12        2,520,400
 4,055    Mount Dora, FL Hlth Fac Auth Hlth Rev..... 7.125    08/15/21        3,950,786
 3,000    North Broward, FL Hosp Dist Rev Impt...... 6.000    01/15/31        2,964,930
   951    North Springs, FL Impt Dist Spl Assmt
          Rev....................................... 7.000    05/01/19          977,343
 2,590    Northern Palm Beach Cnty, FL Impt Dist Wtr
          Ctl & Impt Unit Dev 16 Rfdg............... 7.500    08/01/24        2,693,211
   355    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............. 8.125    07/01/06          369,427
 2,035    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............. 8.400    07/01/14        2,179,383

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          FLORIDA (CONTINUED)
$2,075    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............. 8.625%   07/01/20   $    2,244,569
 2,000    Orange Cnty, FL Hlth Fac Auth Rev First
          Mtg Orlando Lutheran Twr Rfdg............. 8.750    07/01/26        2,155,520
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys........................ 6.375    11/15/20        1,027,370
 2,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys........................ 6.500    11/15/30        2,064,340
 4,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp
          Regl Hlthcare Sys Ser E................... 6.000    10/01/26        4,013,360
 1,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care.................... 6.500    04/01/12          941,390
 2,000    Orange Cnty, FL Hlth Fac Auth Rev
          Westminster Cmnty Care.................... 6.600    04/01/24        1,796,400
 2,315    Orange Cnty, FL Hsg Fin Auth Hsg Alhambra
          Trace Apts Proj C......................... 7.375    04/01/28        2,408,225
 2,320    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A.............. 7.875    10/01/15        2,451,126
 2,535    Orange Cnty, FL Hsg Fin Auth Multi-Family
          Rev Mtg Hands Inc Proj Ser A.............. 8.000    10/01/25        2,689,027
   375    Orange Cnty, FL Indl Dev Auth Rev Beverly
          Enterprises Proj Rfdg..................... 9.250    08/01/10          387,304
 2,800    Overoaks, FL Cmnty Dev Dist Cap Impt Rev.. 8.250    05/01/17        3,075,688
 3,000    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A......................... 8.250    12/01/21        2,997,060
 1,500    Pinellas Cnty, FL Ed Fac Auth Rev College
          Harbor Proj Ser A......................... 8.500    12/01/28        1,498,410
   940    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
          A......................................... 7.250    05/01/19          980,364
   872    Piney Z Cmnty Dev Dist FL Cap Impt Rev Ser
          B......................................... 6.500    05/01/02          870,334
 2,000    Poinciana Cmnty Dev Dist FL Ser A......... 7.125    05/01/31        2,060,260
 1,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A........... 7.100    10/01/16          911,300
 2,000    Saint John's Cnty, FL Indl Dev Auth
          Hlthcare Rev Bayview Proj Ser A........... 7.100    10/01/26        1,723,100
   240    Santa Rosa Cnty, FL Indl Dev First Mtg
          Sandy Ridge Care Ctr...................... 10.500   04/01/16          242,585
 1,500    Sarasota Cnty, FL Hlth Fac Auth Hlth Fac
          Sunnyside Pptys........................... 6.700    07/01/25        1,181,940

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          FLORIDA (CONTINUED)
$1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Jewish Hsg Council............... 7.375%   07/01/16   $      886,690
 1,000    Sarasota Cnty, FL Hlth Fac Auth Rev
          Hlthcare Manatee Jewish Rfdg.............. 7.000    07/01/16          855,600
 1,000    Stoneybrook West Cmnty Dev Ser A.......... 7.000    05/01/32        1,014,540
   925    Stoneybrook West Cmnty Dev Ser B.......... 6.450    05/01/10          935,230
 2,160    Tamarac, FL Indl Dev Rev Sun Belt
          Precision Prods Inc....................... 6.500    08/01/17        2,044,613
 1,540    Tampa Palms, FL Open Space & Trans Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj......... 8.500    05/01/17        1,644,150
 2,042    Tampa Palms, FL Open Space & Trans Cmnty
          Dev Dist Rev Cap Impt Area 7 Proj......... 7.500    05/01/18        2,146,428
 3,000    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt
          Ser A..................................... 5.750    07/01/29        2,892,660
   968    Tara Cmnty Dev Dist No 1 FL Cap Impt Rev
          Ser B..................................... 6.750    05/01/10          978,241
 2,928    University Square Cmnty Dev Dist FL Cap
          Impt Rev.................................. 6.750    05/01/20        2,971,071
 1,000    Vista Lakes Cmnty Dev Dist FL Cap Impt Rev
          Ser A..................................... 7.200    05/01/32        1,023,050
   710    Volusia Cnty, FL Indl Dev Auth Bishops
          Glen Proj Rfdg............................ 7.125    11/01/06          792,502
 2,000    Volusia Cnty, FL Indl Dev Auth Bishops
          Glen Proj Rfdg (Prerefunded @ 11/01/06)... 7.625    11/01/26        2,382,660
 3,000    Waterlefe Cmnty Dev Dist FL............... 8.125    10/01/25        2,961,900
 1,580    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev....................................... 7.500    05/01/17        1,650,547
 1,960    Westchase East Cmnty, FL Dev Dist Cap Impt
          Rev....................................... 7.300    05/01/18        2,079,070
                                                                         --------------
                                                                            140,884,456
                                                                         --------------
          GEORGIA  2.0%
 1,000    Americus Sumter Cnty, GA Hosp Auth Rev
          South GA Methodist Ser A Rfdg............. 6.375    05/15/29          874,330
 1,640    Athens Clarke Cnty, GA Residential Care
          Fac for the Elderly Auth Rev.............. 6.350    10/01/17        1,455,418
 1,720    Athens Clarke Cnty, GA Residential Care
          Fac for the Elderly Auth Rev.............. 6.375    10/01/27        1,479,699
 2,976    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Mtg Rev Hsg Peachtree Apts
          Proj Ser A................................ 8.500    04/01/26        3,145,561

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          GEORGIA (CONTINUED)
$2,976    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Mtg Rev Hsg Peachtree Apts
          Proj Ser C (d)............................ 2.400%   04/01/26   $      297,585
 3,780    Atlanta, GA Urban Residential Fin Auth
          Multi-Family Rev Proj Ser A............... 6.750    07/01/30        3,713,585
   375    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A............................... 7.625    10/01/06          388,256
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A............................... 8.200    10/01/16        1,597,815
 1,500    Coweta Cnty, GA Residential Care Fac For
          The Elderly Auth Rev First Lien Wesley
          Woods Ser A............................... 8.250    10/01/26        1,601,100
 4,000    Crisp Cnty, GA Dev Auth Intl Paper Co Proj
          Ser A Rfdg................................ 6.200    02/01/20        4,069,400
 1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
          Hlthcare Sys Proj......................... 6.250    10/01/18        1,392,120
 1,500    Forsyth Cnty, GA Hosp Auth Rev GA Baptist
          Hlthcare Sys Proj......................... 6.375    10/01/28        1,374,435
 1,370    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
          Rev....................................... 6.375    02/01/08        1,331,914
 4,000    Fulton Cnty, GA Hsg Auth Multi-Family Hsg
          Rev....................................... 6.500    02/01/28        3,669,560
 1,175    Fulton Cnty, GA Residential Care Fac
          Elderly Auth Rev.......................... 6.900    07/01/19        1,120,210
 2,810    Fulton Cnty, GA Residential Care Sr Lien
          RHA Asstd Living Ser A.................... 7.000    07/01/29        2,639,883
   300    Richmond Cnty, GA Dev Auth Nursing Home
          Rev Beverly Enterprises GA Proj Rfdg...... 8.750    06/01/11          313,062
 2,500    Rockdale Cnty, GA Dev Auth Solid Waste
          Disp Visy Paper Inc Proj.................. 7.500    01/01/26        2,532,975
                                                                         --------------
                                                                             32,996,908
                                                                         --------------
          HAWAII  0.4%
   765    Hawaii Cnty, HI Impt Dist No 17 Spl Assmt
          Kaloko Subdivision........................ 9.500    08/01/11          768,940
 3,205    Hawaii St Dept Trans Spl Fac Continental
          Airl Inc.................................. 5.625    11/15/27        2,672,297
 2,450    Hawaii St Hsg Fin & Dev Corp Ser A (FNMA
          Collateralized)........................... 5.350    07/01/18        2,436,329
                                                                         --------------
                                                                              5,877,566
                                                                         --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          IDAHO  0.1%
$2,500    Idaho Hlth Fac Auth Rev Vly Vista Care Ser
          A Rfdg.................................... 7.875%   11/15/29   $    2,418,825
                                                                         --------------

          ILLINOIS  8.1%
 1,475    Bedford Pk, IL Tax Increment Rev 71st &
          Cicero Proj Rfdg.......................... 7.375    01/01/12        1,537,525
   855    Bedford Pk, IL Tax Increment Rev Sr Lien
          Bedford City Square Proj.................. 9.250    02/01/12          891,679
 2,000    Carol Stream, IL First Mtg Rev Windsor
          Park Manor Proj Rfdg...................... 7.200    12/01/14        1,981,320
   415    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A..................................... 7.500    03/01/10          428,479
 1,185    Cary, IL Spl Tax Svc Area No 1 Cambridge
          Ser A..................................... 7.625    03/01/30        1,231,488
 1,150    Chicago, IL Neighborhoods Alive 21 Pgm Ser
          A (FGIC Insd)............................. 6.000    01/01/28        1,224,209
 1,000    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          Amern Airl Inc Proj Ser A................. 8.200    12/01/24        1,112,780
   790    Chicago, IL O'Hare Intl Arpt Spl Fac Rev
          Delta Airl Inc Rfdg....................... 6.450    05/01/18          790,150
 4,000    Chicago, IL O'Hare Intl Arpt Spl United
          Airl Proj Ser A........................... 5.350    09/01/16        3,499,000
 7,500    Chicago, IL O'Hare Intl Arpt Spl United
          Airl Proj Ser A........................... 6.375    11/01/35        7,379,925
 6,000    Chicago, IL O'Hare Intl Arpt Spl United
          Airl Proj Ser C Rfdg...................... 6.300    05/01/16        6,045,840
 1,440    Chicago, IL Tax Increment Alloc Read
          Dunning Ser B (ACA Insd).................. 7.250    01/01/14        1,582,603
 1,925    Chicago, IL Tax Increment Alloc Sub Cent
          Loop Redev Ser A (ACA Insd)............... 6.500    12/01/08        2,031,722
 3,000    Chicago, IL Wtr Rev Rfdg (FGIC Insd)...... 5.250    11/01/27        2,925,780
 1,500    Clay Cnty, IL Hosp Rev.................... 5.900    12/01/28        1,219,305
 3,000    Crestwood, IL Tax Increment Rev Rfdg...... 7.250    12/01/08        3,160,200
 3,000    Gilberts, IL Spl Svc Area No 9 Spl Tax Big
          Timber Proj............................... 7.750    03/01/27        2,959,950
 2,500    Godfrey, IL Rev United Methodist Vlg Ser
          A......................................... 5.875    11/15/29        1,981,150
   500    Hodgkins, IL Tax Increment Ser A Rfdg..... 9.500    12/01/09          530,140
 4,000    Hodgkins, IL Tax Increment Ser A Rfdg..... 7.625    12/01/13        4,254,080
 3,750    Hoopeston, IL Hosp Cap Impt Rev Hoopeston
          Cmnty Mem Hosp Rfdg....................... 6.550    11/15/29        3,285,937

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          ILLINOIS (CONTINUED)
$3,435    Huntley, IL Increment Alloc Rev Huntley
          Redev Proj Ser A.......................... 8.500%   12/01/15   $    3,776,267
 4,000    Huntley, IL Spl Svc Area No 10 Ser A...... 6.500    03/01/29        3,840,960
 2,445    Huntley, IL Spl Svc Area No 6............. 6.750    02/01/25        2,396,638
 1,000    Huntley, IL Spl Svc Area No 7............. 6.300    03/01/28          936,300
   500    Illinois Dev Fin Auth Econ Dev Rev Latin
          Sch of Chicago Proj....................... 5.650    08/01/28          469,520
 2,470    Illinois Dev Fin Auth Hlth Fac Rev Cmnty
          Living Options............................ 7.125    03/01/10        2,506,260
   555    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj.............................. 8.000    11/15/06          572,877
 1,750    Illinois Dev Fin Auth Rev Cmnty Fac Clinic
          Altgeld Proj.............................. 8.000    11/15/16        1,800,942
 2,000    Illinois Dev Fin Auth Rev Debt
          Restructure-East Saint Louis.............. 7.375    11/15/11        2,222,480
 3,100    Illinois Dev Fin Auth Rev Midwestern Univ
          Ser B..................................... 6.000    05/15/31        3,081,121
 1,000    Illinois Ed Fac Auth Rev Lifelink Corp
          Oblig Group Rfdg.......................... 5.850    02/15/20          836,250
 4,295    Illinois Ed Fac Auth Rev Lifelink Corp
          Oblig Group Rfdg.......................... 5.700    02/15/24        3,433,724
 4,500    Illinois Ed Fac Auth Rev Peace Mem
          Ministries Proj........................... 7.500    08/15/26        4,561,560
 2,000    Illinois Hlth Fac Auth Rev Cent Baptist
          Home Proj................................. 7.125    11/15/29        1,905,460
 1,475    Illinois Hlth Fac Auth Rev Covenant
          Retirement Cmntys Ser A................... 7.600    12/01/12        1,567,055
 3,000    Illinois Hlth Fac Auth Rev Fairview Oblig
          Group Ser A Rfdg.......................... 7.400    08/15/23        2,972,100
 2,250    Illinois Hlth Fac Auth Rev Fairview
          Residence Rockford Ser A.................. 6.500    08/15/29        1,970,752
 3,000    Illinois Hlth Fac Auth Rev Friendship Vlg
          Schaumburg Ser A.......................... 5.250    12/01/18        2,412,930
 1,700    Illinois Hlth Fac Auth Rev Lifelink Corp
          Oblig Group Ser B (Prerefunded @
          02/15/05)................................. 8.000    02/15/25        1,949,866
 4,000    Illinois Hlth Fac Auth Rev Lutheran Home &
          Svcs Inc Proj Ser A....................... 7.500    08/15/26        4,013,120
 2,000    Illinois Hlth Fac Auth Rev OSF Hlthcare
          Sys....................................... 6.250    11/15/29        2,015,940
 3,250    Illinois Hlth Fac Auth Rev Proctor Cmnty
          Hosp Proj................................. 7.500    01/01/11        2,896,075

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          ILLINOIS (CONTINUED)
$2,995    Illinois Hsg Dev Auth Rev Homeowner Mtg
          SubSer D-4................................ 6.050%   08/01/31   $    3,099,975
 8,653    Illinois St Real Estate Lease Ctf (ACA
          Insd)..................................... 8.800    06/15/18        9,818,357
   985    Loves Park, IL Rev Hoosier Care Proj Ser
          A......................................... 7.125    06/01/34          897,030
 2,250    Montgomery, IL Spl Assmt Impt Lakewood
          Creek Proj................................ 7.750    03/01/30        2,252,160
   765    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area...................................... 7.625    02/01/08          799,524
 2,050    Peoria, IL Spl Tax Weaverridge Spl Svc
          Area...................................... 8.050    02/01/17        2,184,664
 1,473    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser A (b)............................ 8.375    10/15/16          110,508
   577    Robbins, IL Res Recovery Rev Restructuring
          Proj Ser B (b)............................ 8.375    10/15/16           43,242
 1,040    Round Lake Beach, IL Tax Increment Rev
          Rfdg...................................... 7.200    12/01/04        1,081,527
 2,500    Round Lake Beach, IL Tax Increment Rev
          Rfdg...................................... 7.500    12/01/13        2,594,225
 2,640    Saint Charles, IL Indl Dev Rev Tri-City
          Ctr Proj.................................. 7.500    11/01/13        2,660,856
 3,780    Saint Charles, IL Multi-Family Hsg Rev
          Bonds Wessel Court Proj................... 7.600    04/01/24        3,819,501
 1,975    Saint Charles, IL Spl Svc Area No 21...... 6.625    03/01/28        1,869,792
                                                                         --------------
                                                                            133,422,820
                                                                         --------------
          INDIANA  2.3%
 1,500    Anderson Indl Econ Dev Rev Anderson Univ
          Proj...................................... 6.375    10/01/26        1,479,435
   425    Carmel, IN Retirement Rental Hsg Rev
          Beverly Enterprises Inc Proj Rfdg......... 8.750    12/01/08          446,067
 1,100    Crawfordsville, IN Redev Cmnty Dist Tax
          Increment Rev............................. 7.350    02/01/17        1,103,344
 1,345    Delaware Cnty, IN Redev Dist Tax Increment
          Rev....................................... 6.875    02/01/18        1,304,677
 3,500    Indiana Hlth Fac Auth Cmnty Hartsfield Vlg
          Proj Ser A................................ 6.375    08/15/27        3,250,380
   750    Indiana Hlth Fac Auth Saint Anthony
          Home...................................... 7.000    05/15/17          722,812
 1,000    Indiana Hlth Fac Auth Saint Anthony
          Home...................................... 7.250    05/15/24          992,220
 2,475    Indiana Hlth Fac Fin Auth Rev Hoosier Care
          Proj Ser A................................ 7.125    06/01/34        2,209,061
 2,865    Indiana Hlth Fac Fin Auth Rev Metro
          Hlth/IN Inc Proj.......................... 6.300    12/01/23        2,352,738

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          INDIANA (CONTINUED)
$3,000    Indiana Hlth Fac Fin Auth Rev Metro
          Hlth/IN Inc Proj.......................... 6.400%   12/01/33   $    2,438,160
 3,000    Indianapolis, IN Arpt Auth Rev Spl Fac Fed
          Express Corp Proj......................... 7.100    01/15/17        3,179,280
 8,270    Indianapolis, IN Arpt Auth Rev Spl Fac
          United Airl Proj Ser A.................... 6.500    11/15/31        7,731,954
   175    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B.......................   *      12/30/10           81,352
   135    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B.......................   *      12/30/11           57,935
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B.......................   *      12/30/12           51,390
   130    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B.......................   *      12/30/13           47,433
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B.......................   *      12/30/14           41,932
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B.......................   *      12/30/15           38,692
   125    Saint Joseph Cnty, IN Redev Dist Tax
          Increment Rev Ser B.......................   *      12/30/16           35,702
 1,000    South Bend, IN Econ Dev Rev Ser A......... 6.250    11/15/29          854,830
   155    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr...................... 7.300    01/01/02          155,507
   980    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr...................... 7.500    01/01/07          993,103
 1,405    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr...................... 7.750    01/01/12        1,423,644
 2,045    Valparaiso, IN Econ Dev Rev First Mtg
          Whispering Pines Ctr...................... 8.000    01/01/17        2,071,830
   400    Wells Cnty, IN Hosp Auth Rev Caylor Nickel
          Med Ctr Inc Rfdg.......................... 8.500    04/15/03          436,408
 3,600    Wells Cnty, IN Hosp Auth Rev Caylor Nickel
          Med Ctr Inc Rfdg.......................... 8.750    04/15/12        4,045,176
                                                                         --------------
                                                                             37,545,062
                                                                         --------------
          IOWA  0.6%
 1,000    Bremer Cnty, IA Hlthcare & Residential Fac
          Rev Proj Rfdg............................. 7.250    11/15/29          968,440
 1,500    Cedar Rapids, IA Rev First Mtg Cottage
          Grove Ser A Rfdg.......................... 5.875    07/01/28        1,063,680
 3,000    Iowa Fin Auth Cmnty Provider Rev Boys &
          Girls Home Family Proj (ACA Insd)......... 6.250    12/01/28        3,027,840

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          IOWA (CONTINUED)
$2,770    Iowa Fin Auth Multi-Family Rev Hsg Pk West
          Proj Rfdg................................. 8.000%   10/01/23   $    2,795,179
 2,265    Iowa Fin Auth Retirement Fac Presbyterian
          Homes Mill Pond........................... 6.000    10/01/33        1,925,567
 1,000    Scott Cnty, IA Rev Ridgecrest Vlg Proj Ser
          A......................................... 7.250    11/15/26          966,230
                                                                         --------------
                                                                             10,746,936
                                                                         --------------
          KANSAS  0.8%
 1,000    Lawrence, KS Coml Dev Rev Holiday Inn Ser
          A Rfdg.................................... 8.000    07/01/16        1,039,530
 2,000    Lenexa, KS Hlthcare Fac Rev Lakeview Vlg
          Ser B..................................... 6.250    05/15/26        1,771,740
 3,000    Manhattan, KS Coml Dev Rev Holiday Inn Ser
          A Rfdg.................................... 8.000    07/01/16        3,132,390
 1,150    Olathe, KS Sr Living Fac Rev Aberdeen Vlg
          Inc Ser A................................. 8.000    05/15/30        1,162,029
 3,000    Overland Pk, KS Dev Corp First Tier
          Overland Park Ser A....................... 7.375    01/01/32        3,132,090
 3,125    Shawnee Cnty, KS Rev United Methodist
          Homes Inc Ser A Rfdg...................... 6.125    11/15/19        2,646,344
                                                                         --------------
                                                                             12,884,123
                                                                         --------------
          KENTUCKY  0.8%
 2,100    Kenton Cnty, KY Arpt Brd Arpt Rev Spl Fac
          Delta Airl Proj Ser A..................... 7.500    02/01/12        2,170,770
 1,000    Kenton Cnty, KY Arpt Brd Spl Mesaba
          Aviation Inc Proj Ser A................... 6.625    07/01/19          964,560
 2,000    Kenton Cnty, KY Arpt Brd Spl Mesaba
          Aviation Inc Proj Ser A................... 6.700    07/01/29        1,909,580
 5,000    Louisville & Jefferson Cntys, KY Ser A
          (FSA Insd)................................ 5.250    07/01/31        4,849,050
 3,500    Newport, KY Pub Pptys Corp Rev First Mtg
          Pub Pkg & Plaza Ser A-1................... 8.500    01/01/27        3,510,815
                                                                         --------------
                                                                             13,404,775
                                                                         --------------
          LOUISIANA  1.7%
 4,245    Hodge, LA Util Rev........................ 9.000    03/01/10        4,292,671
   920    Iberia Parish, LA Hosp Svc Dist No 1 Hosp
          Rev....................................... 7.500    05/26/06          933,211
 2,000    Iberia Parish, LA Hosp Svc Dist No 1 Hosp
          Rev....................................... 8.000    05/26/16        1,992,200
 2,500    Lake Charles, LA Harbor & Terminal Dist
          Port Fac Rev Trunkline Lng Co Rfdg........ 7.750    08/15/22        2,659,925

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          LOUISIANA (CONTINUED)
$  200    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A (a)...................... 7.200%   01/01/06   $      200,000
 4,675    Louisiana Hsg Fin Agy Rev Multi-Family Hsg
          Plantation Ser A (a)...................... 7.125    01/01/28        3,804,234
 2,815    Louisiana Loc Govt Environment Fac
          Hlthcare Saint James Place Ser A Rfdg..... 8.000    11/01/25        2,773,169
 4,000    Louisiana Loc Govt Environment Fac
          Hlthcare Saint James Place Ser A Rfdg..... 8.000    11/01/29        3,911,920
   530    Louisiana Pub Fac Auth Rev Indl Dev
          Beverly Enterprises Inc Rfdg.............. 8.250    09/01/08          550,951
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare.................................. 6.375    10/01/20          797,470
 1,000    Louisiana Pub Fac Auth Rev Progressive
          Hlthcare.................................. 6.375    10/01/28          764,510
   900    Port New Orleans, LA Indl Dev Rev Avondale
          Inds Inc Proj Rfdg........................ 8.250    06/01/04          929,358
 2,500    Saint James Parish, LA Solid Waste Disp
          Rev Kaiser Alum Proj...................... 7.750    08/01/22        1,918,025
 2,000    Saint Tammany, LA Pub Trust Fin Auth Rev
          Christwood Proj Rfdg...................... 5.700    11/15/28        1,672,000
   500    West Feliciana Parish, LA Pollutn Ctl Rev
          Gulf States Util Co Proj Ser A............ 7.500    05/01/15          521,705
 1,000    West Feliciana Parish, LA Pollutn Ctl Rev
          Gulf States Util Co Proj Ser B............ 9.000    05/01/15        1,031,270
                                                                         --------------
                                                                             28,752,619
                                                                         --------------
          MAINE  0.4%
 3,200    Maine Fin Auth Solid Waste Disposal Rev
          Boise Cascade Corp Proj................... 7.900    06/01/15        3,235,360
 2,000    Maine Hlth & Higher Ed Fac Piper Shores
          Ser A..................................... 7.550    01/01/29        1,956,080
 1,500    Maine Vets Homes ME Rev................... 7.750    10/01/20        1,562,370
                                                                         --------------
                                                                              6,753,810
                                                                         --------------
          MARYLAND  1.6%
 1,250    Anne Arundel Cnty, MD Spl Oblig Arundel
          Mills Proj................................ 7.100    07/01/29        1,320,362
 2,000    Anne Arundel Cnty, MD Spl Tax Farmington
          Vlg Proj Ser A............................ 6.250    06/01/25        1,929,080
 2,500    Baltimore Cnty, MD Mtg Rev Shelter Elder
          Care Ser A................................ 7.250    11/01/29        2,293,200
 1,750    Baltimore Cnty, MD Nursing Fac Eastpoint
          Rehab & Nursing Ctr Ser A (a)............. 6.750    04/01/28          872,987

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MARYLAND (CONTINUED)
$2,000    Baltimore Cnty, MD Pollutn Ctl Rev
          Bethlehem Steel Corp Proj Ser A Rfdg...... 7.550%   06/01/17   $    1,173,300
 1,500    Frederick Cnty, MD Spl Oblig Urbana Cmnty
          Dev Auth.................................. 6.625    07/01/25        1,496,310
 1,000    Howard Cnty, MD Retirement Ser A.......... 7.250    05/15/15          967,660
 2,500    Howard Cnty, MD Retirement Ser A.......... 7.875    05/15/21        2,415,950
 2,000    Maryland St Cmnty Dev Admin Residential
          Ser B..................................... 5.450    09/01/32        1,997,420
 2,000    Maryland St Econ Dev Corp Afco Cargo BW
          LLC Proj.................................. 6.500    07/01/24        1,823,580
 2,000    Maryland St Hlth & Higher Collington
          Episcopal................................. 6.750    04/01/23        1,993,640
 1,075    Montgomery Cnty, MD Econ Dev Rev Editorial
          Proj In Ed Ser A, 144A (c)................ 6.250    09/01/08        1,043,846
 3,730    Montgomery Cnty, MD Econ Dev Rev Editorial
          Proj In Ed Ser A, 144A (c)................ 6.400    09/01/28        3,383,110
 3,000    Prince Georges Cnty, MD Spl Oblig Spl
          Assmt Woodview Ser A...................... 8.000    07/01/26        3,304,140
                                                                         --------------
                                                                             26,014,585
                                                                         --------------
          MASSACHUSETTS  7.4%
 1,620    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg...................... 5.875    07/01/18        1,343,677
 4,500    Boston, MA Indl Dev Fin Auth First Mtg
          Springhouse Inc Rfdg...................... 6.000    07/01/28        3,587,715
 1,500    Massachusetts St Dev Fin Agy Briarwood Ser
          B......................................... 8.000    12/01/18        1,450,815
 2,500    Massachusetts St Dev Fin Agy Briarwood Ser
          B......................................... 8.000    12/01/22        2,398,850
 5,405    Massachusetts St Dev Fin Agy New England
          Ctr For Children.......................... 6.000    11/01/19        4,538,308
 1,060    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd).............. 6.100    09/01/18        1,082,451
 1,445    Massachusetts St Dev Fin Agy Rev Boston
          Architectural Ctr (ACA Insd).............. 6.250    09/01/28        1,472,310
 1,340    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth Ser B, 144A (c)............... 6.375    06/01/18        1,169,807
   970    Massachusetts St Dev Fin Agy Rev Gtr Lynn
          Mental Hlth, 144A (c)..................... 7.750    06/01/18          971,988
 3,945    Massachusetts St Dev Fin Agy Rev Hillcrest
          Ed Ctr Inc................................ 6.375    07/01/29        3,968,039

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MASSACHUSETTS (CONTINUED)
$5,000    Massachusetts St Dev Fin Agy Rev Hlthcare
          Fac Alliance Ser A........................ 7.100%   07/01/32   $    4,672,100
 2,410    Massachusetts St Dev Fin Agy Rev Lexington
          Montessori Sch Issue...................... 6.625    08/01/29        2,449,789
   715    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svcs Providers Ser A................ 7.500    07/01/10          709,888
 1,000    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svcs Providers Ser A................ 6.750    07/01/18          850,840
 1,025    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svcs Providers Ser A................ 8.000    07/01/20        1,022,109
 2,470    Massachusetts St Dev Fin Agy Rev Mchsp
          Human Svcs Providers Ser C................ 7.750    07/01/30        2,418,970
 3,090    Massachusetts St Dev Fin Agy Rev Whitney
          Academy Issue............................. 7.500    09/01/30        3,026,779
 3,000    Massachusetts St Hlth & Ed Christopher
          House Ser A Rfdg.......................... 6.875    01/01/29        2,699,490
 1,375    Massachusetts St Hlth & Ed Fac Auth Rev
          Indpt Living Ser A........................ 8.100    07/01/18        1,529,344
 2,000    Massachusetts St Hlth & Ed Partners
          Hlthcare Sys Ser C........................ 5.750    07/01/32        1,985,560
 2,000    Massachusetts St Hlth & Ed Saint Mem Med
          Ctr Ser A................................. 6.000    10/01/23        1,529,060
 2,000    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev............................ 8.000    09/01/27        2,082,400
 2,000    Massachusetts St Indl Fin Agy Assisted
          Living Fac Rev............................ 7.500    12/01/27        1,957,280
   960    Massachusetts St Indl Fin Agy First Mtg
          Pilgrim Inc Proj.......................... 6.500    10/01/15          858,240
 2,000    Massachusetts St Indl Fin Agy First Mtg
          Pilgrim Inc Proj.......................... 6.750    10/01/28        1,736,640
 2,850    Massachusetts St Indl Fin Agy Hillcrest Ed
          Ctr Inc Proj (Prerefunded @ 07/01/05)..... 8.450    07/01/18        3,364,169
 4,000    Massachusetts St Indl Fin Agy Hlthcare Fac
          Rev Metro Hlth Fndtn Inc Proj Ser A....... 6.750    12/01/27        3,581,360
 1,030    Massachusetts St Indl Fin Agy HMEA
          Issue..................................... 7.000    09/01/12          993,960
   275    Massachusetts St Indl Fin Agy Indl Rev
          Beverly Enterprises Inc/Gloucester &
          Lexington Proj Rfdg....................... 8.000    05/01/02          277,448
   800    Massachusetts St Indl Fin Agy Indl Rev
          Beverly Enterprises Inc/Gloucester &
          Lexington Proj Rfdg....................... 8.375    05/01/09          831,064

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MASSACHUSETTS (CONTINUED)
$  500    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr............................ 8.000%   12/01/06   $      520,430
 1,000    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr............................ 8.375    12/01/13        1,088,030
 3,000    Massachusetts St Indl Fin Agy Rev Dimmock
          Cmnty Hlth Ctr............................ 8.500    12/01/20        3,275,790
 2,555    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj.................. 7.500    07/01/16        2,443,960
 2,560    Massachusetts St Indl Fin Agy Rev East
          Boston Neighborhood Proj.................. 7.625    07/01/26        2,486,374
   630    Massachusetts St Indl Fin Agy Rev
          Evergreen Ctr Inc......................... 8.000    11/01/06          656,794
 1,230    Massachusetts St Indl Fin Agy Rev
          Evergreen Ctr Inc......................... 8.375    11/01/13        1,362,176
 2,165    Massachusetts St Indl Fin Agy Rev
          Evergreen Ctr Inc......................... 8.500    11/01/20        2,418,781
 3,700    Massachusetts St Indl Fin Agy Rev
          Evergreen Ctr Inc, 144A (c)............... 9.250    11/01/11        3,802,564
 1,005    Massachusetts St Indl Fin Agy Rev First
          Mtg Evanswood Bethzatha Ser A Rfdg (b).... 7.400    01/15/09          556,418
 2,000    Massachusetts St Indl Fin Agy Rev First
          Mtg Evanswood Bethzatha Ser A Rfdg (b).... 7.625    01/15/14        1,100,820
 2,000    Massachusetts St Indl Fin Agy Rev First
          Mtg Evanswood Bethzatha Ser A Rfdg (b).... 7.875    01/15/20        1,098,020
11,035    Massachusetts St Indl Fin Agy Rev First
          Mtg Reeds Landing Proj (e)................ 7.100    10/01/28       10,352,706
 1,700    Massachusetts St Indl Fin Agy Rev First
          Mtg Stone Institute & Newton.............. 7.700    01/01/14        1,757,630
 1,595    Massachusetts St Indl Fin Agy Rev
          Glenmeadow Retirement Cmnty Ser C
          (Prerefunded @ 02/15/06).................. 8.250    02/15/08        1,914,191
 1,000    Massachusetts St Indl Fin Agy Rev
          Glenmeadow Retirement Cmnty Ser C
          (Prerefunded @ 02/15/06).................. 8.625    02/15/26        1,213,040
 3,485    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth (Prerefunded @ 06/01/04)...... 8.800    06/01/14        4,172,521
 2,320    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth, 144A (c)..................... 6.200    06/01/08        2,191,240
 6,000    Massachusetts St Indl Fin Agy Rev Gtr Lynn
          Mental Hlth, 144A (c)..................... 6.375    06/01/18        5,346,900

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MASSACHUSETTS (CONTINUED)
$  740    Massachusetts St Indl Fin Agy Rev
          Hillcrest Ed Ctr Inc Proj (Escrowed to
          Maturity)................................. 8.000%   07/01/05   $      854,833
 3,380    Massachusetts St Indl Fin Agy Rev JRC
          Assisted Living........................... 7.500    07/01/26        3,321,627
 2,600    Massachusetts St Indl Fin Agy Rev
          Montserrat College Art Issue Ser A........ 7.000    12/01/27        2,624,206
 2,000    Massachusetts St Indl Fin Agy Rev Sr
          Living Fac Forge Hill Proj................ 6.750    04/01/30        1,717,780
 5,500    Massachusetts St Tpk Auth Ser A (MBIA
          Insd)..................................... 5.000    01/01/37        5,036,350
                                                                         --------------
                                                                            121,873,631
                                                                         --------------
          MICHIGAN  1.7%
   965    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sr Ser B, 144A (c)........................ 6.700    05/01/21          965,926
 3,335    Detroit, MI Loc Dev Fin Auth Tax Increment
          Sub Ser C................................. 6.850    05/01/21        3,347,039
 1,975    George Washington Carver, MI Pub.......... 8.125    09/01/30        1,926,237
 1,590    Grand Blanc Academy, MI Ctf Partn......... 7.750    02/01/30        1,619,813
 3,000    Kalamazoo, MI Econ Dev Corp Rev Econ Dev
          Heritage Ser A............................ 7.250    05/15/25        2,834,490
 2,390    Meridian, MI Econ Dev Corp First Mtg
          Burcham Hills Ser A Rfdg.................. 7.500    07/01/13        2,400,301
 3,430    Meridian, MI Econ Dev Corp First Mtg
          Burcham Hills Ser A Rfdg.................. 7.750    07/01/19        3,444,612
 1,000    Michigan St Hosp Fin Auth Rev Ascension
          Hlth Credit Ser A......................... 6.125    11/15/26        1,035,510
 1,500    Michigan St Hosp Fin Auth Rev Hosp Genesys
          Hlth Sys Ser A Rfdg (Prerefunded @
          10/01/05)................................. 8.100    10/01/13        1,787,085
 1,000    Michigan St Hosp Fin Auth Rev Hosp Henry
          Ford Hlth Ser A Rfdg...................... 5.250    11/15/25          945,400
 2,000    Michigan St Hosp Fin Auth Rev Hosp Pontiac
          Osteopathic Ser A Rfdg.................... 6.000    02/01/24        1,678,940
 1,051    Michigan St Strategic Fd Ltd Oblig Rev
          Great Lakes Pulp & Fiber Proj (b) (f)..... 8.000    12/01/27          210,275
 4,000    Michigan St Strategic Fd Solid Waste Disp
          Rev Genesee Pwr Station Proj.............. 7.500    01/01/21        3,894,200
 2,000    Wayne Charter Cnty, MI Arpt Rev Detroit
          Metro Wayne Cnty Ser A (MBIA Insd)........ 5.000    12/01/28        1,869,260
                                                                         --------------
                                                                             27,959,088
                                                                         --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MINNESOTA  2.3%
$1,750    Albertville, MN Multi-Family Rev Hsg
          Cottages Albertville Proj Ser A........... 6.750%   09/01/29   $    1,736,665
 1,020    Austin, MN Multi-Family Rev Hsg Cedars of
          Austin Proj Rfdg.......................... 7.500    04/01/17        1,037,544
 2,000    Austin, MN Multi-Family Rev Hsg Cedars of
          Austin Proj Rfdg.......................... 7.500    04/01/18        2,034,400
 1,955    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
          Courts Apts Proj Ser A Rfdg............... 7.400    12/01/15        1,959,672
 1,220    Brooklyn Ctr, MN Multi-Family Hsg Rev Four
          Courts Apts Proj Ser A Rfdg............... 7.500    06/01/25        1,222,904
 1,460    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser A................. 6.000    10/01/28        1,205,391
 1,495    Cambridge, MN Hsg & Hlthcare Fac Rev
          Grandview West Proj Ser B................. 6.000    10/01/33        1,221,938
 1,375    Carlton, MN Hlth & Hsg Fac Inter-Faith
          Social Svcs Inc Proj...................... 7.500    04/01/19        1,336,046
 1,250    Carlton, MN Hlth & Hsg Fac Inter-Faith
          Social Svcs Inc Proj...................... 7.750    04/01/29        1,225,363
   750    Chicago City, MN Hlth Fac Rev Part
          Pleasant Heights Proj Ser A Rfdg.......... 7.300    07/01/25          759,263
 2,700    Dakota Cnty, MN Hsg & Redev............... 6.250    05/01/29        2,515,185
 2,500    Glencoe, MN Hlthcare Fac Glencoe Regl Hlth
          Svcs Proj................................. 7.500    04/01/31        2,499,625
 1,200    Maplewood, MN Hlthcare Fac Rev VOA Care
          Ctr Proj.................................. 7.450    10/01/16        1,207,128
 1,000    Minneapolis, MN Hlthcare Fac Rev Ebenezer
          Society Proj Ser A........................ 7.200    07/01/23          960,500
 1,000    Minneapolis, MN Hlthcare Fac Rev Saint
          Olaf Residence Inc Proj................... 7.100    10/01/23          950,610
   350    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apts Proj......................... 7.250    11/01/16          351,957
 1,320    Minneapolis, MN Multi-Family Rev Hsg
          Belmont Apts Proj......................... 7.625    11/01/27        1,331,365
 3,040    New Brighton, MN Rental Hsg Rev Polynesian
          Vlg Apts Proj Ser A Rfdg.................. 7.500    10/01/17        3,092,470
   635    New Hope, MN Multi-Family Rev Hsg Broadway
          Lanel Proj Rfdg........................... 7.750    09/01/07          653,783
 2,320    New Hope, MN Multi-Family Rev Hsg Broadway
          Lanel Proj Rfdg........................... 8.000    09/01/18        2,383,962
   680    North Saint Paul, MN Multi-Family Rev Hsg
          Cottages North Saint Paul Rfdg............ 9.000    02/01/09          700,461

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MINNESOTA (CONTINUED)
$2,220    North Saint Paul, MN Multi-Family Rev Hsg
          Cottages North Saint Paul Rfdg............ 9.250%   02/01/22   $    2,285,756
 2,255    Northfield, MN Hlthcare Fac Rev Three
          Links Care Ctr Proj....................... 5.875    04/01/29        1,815,839
 1,000    Saint Paul, MN Port Auth Hotel Fac Rev
          Radisson Kellogg Proj Ser 2............... 7.375    08/01/29          992,700
 2,000    Spring Lake Park, MN Multi-Family Hsg
          Cottages Spring Lake Rfdg (LOC: Zapp Natl
          Bank Saint Cloud)......................... 8.375    01/01/22        2,007,380
                                                                         --------------
                                                                             37,487,907
                                                                         --------------
          MISSISSIPPI  0.5%
 3,585    Mississippi Bus Fin Corp MS Pollutn Ctl
          Rev Sys Energy Res Inc Proj............... 5.875    04/01/22        3,311,644
 2,100    Mississippi Dev Bank Spl Oblig Diamond
          Lakes Utils Ser A Rfdg.................... 6.250    12/01/17        2,009,322
 2,640    Ridgeland, MS Urban Renewal Rev The
          Orchard Ltd Proj Ser A Rfdg............... 7.750    12/01/15        2,730,341
                                                                         --------------
                                                                              8,051,307
                                                                         --------------
          MISSOURI  2.1%
 3,000    Bridgeton, MO Indl Dev Auth Sr Hsg Rev
          Sarah Cmnty Proj.......................... 5.900    05/01/28        2,538,810
 2,755    Ellisville, MO Indl Dev Auth Rev Impt
          Gambrill Gardens Proj Rfdg................ 6.200    06/01/29        2,321,446
 1,000    Fenton, MO Tax Increment Rev Impt Gravious
          Bluffs Rfdg............................... 7.000    10/01/21        1,018,270
   870    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj....................... 7.250    04/01/07          896,483
 2,000    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj....................... 7.625    04/01/17        2,086,100
   991    Ferguson, MO Tax Increment Rev Crossings
          at Halls Ferry Proj....................... 7.625    04/01/18        1,030,620
 3,610    Good Shepard Nursing Home Dist MO Nursing
          Home Fac Rev Rfdg......................... 5.900    08/15/23        3,033,844
 2,540    Jefferson Cnty, MO Indl Dev Auth Indl Rev
          Cedars Hlthcare Ctr Proj Ser A Rfdg....... 8.250    12/01/15        2,639,898
 2,750    Jefferson Cnty, MO Jr College Dist Student
          Hsg Sys Rev Jefferson College............. 7.250    07/01/31        2,712,985
 2,970    Kansas City, MO Multi-Family Hsg Rev Vlg
          Green Apts Proj........................... 6.250    04/01/30        2,708,818

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          MISSOURI (CONTINUED)
$  375    Missouri St Hlth & Ed Fac Auth Hlth Fac
          Rev Bethesda Hlth Ser A (Prerefunded @
          08/15/04)................................. 7.500%   08/15/12   $      424,890
   700    Missouri St Hlth & Ed Fac Auth Hlth Fac
          Rev Bethesda Ser A........................ 7.500    08/15/12          712,201
 3,000    Perry Cnty, MO Nursing Home Rev Rfdg...... 5.900    03/01/28        2,428,440
 1,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
          Saint Louis Convention Ser A.............. 6.875    12/15/20        1,031,220
 2,000    Saint Louis, MO Indl Dev Auth Rev Sr Lien
          Saint Louis Convention Ser A.............. 7.200    12/15/28        2,100,740
 1,530    Saint Louis, MO Tax Increment Rev Scullin
          Redev Area Ser A.......................... 10.000   08/01/10        1,866,707
 3,325    Saline Cnty, MO Indl Dev Auth Hlth Fac Rev
          John Fitzgibbon Mem Hosp Inc.............. 6.500    12/01/28        2,936,707
 3,600    Valley Park, MO Indl Dev Auth Sr Hsg Rev
          Cape Albeon Proj.......................... 6.150    12/01/33        3,064,644
                                                                         --------------
                                                                             35,552,823
                                                                         --------------
          MONTANA  0.2%
 2,825    Montana St Brd Invt Res Recovery Rev
          Yellowstone Energy L P Proj............... 7.000    12/31/19        2,632,844
                                                                         --------------

          NEVADA  1.3%
 1,000    Boulder City, NV Hosp Rev Boulder City
          Hosp Inc Proj Rfdg........................ 5.850    01/01/22          821,940
 3,000    Clark Cnty, NV Assisted Living Homestead
          Boulder City Proj......................... 6.500    12/01/27        2,644,410
 1,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
          Ser A Rfdg................................ 5.600    10/01/30          849,360
 3,500    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
          Ser B Rfdg................................ 5.900    10/01/30        3,097,500
 2,000    Clark Cnty, NV Indl Dev Rev NV Pwr Co Proj
          Ser C Rfdg................................ 5.500    10/01/30        1,709,240
 5,000    Director St NV Dept Bus & Indl Las Vegas
          Monorail Proj (AMBAC Insd)................ 5.375    01/01/40        4,888,400
 2,000    Henderson, NV............................. 5.500    04/01/20        2,038,360
 1,425    Henderson, NV Loc Impt Dist No T-10....... 7.500    08/01/15        1,471,042
   845    Las Vegas, NV Spl Impt Dist No 505 Elkhorn
          Springs................................... 8.000    09/15/13          877,879

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          NEVADA (CONTINUED)
$2,115    Nevada Hsg Div Single Family Mtg Sr Ser A
          1......................................... 5.300%   04/01/18   $    2,068,787
 1,020    Nevada St Dept Commerce Hlth Fac Rev
          Washoe Convalescent Ctr Proj Rfdg......... 8.125    06/01/03        1,031,016
                                                                         --------------
                                                                             21,497,934
                                                                         --------------
          NEW HAMPSHIRE  2.6%
 4,845    New Hampshire Higher Ed & Hlth Daniel
          Webster College Issue..................... 6.300    07/01/29        4,460,840
   435    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Colby-Sawyer College Issue............ 7.200    06/01/12          460,082
 2,565    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Colby-Sawyer College Issue............ 7.500    06/01/26        2,678,912
   860    New Hampshire Higher Ed & Hlth Fac Auth
          Rev First Mtg Odd Fellows Home Rfdg....... 8.000    06/01/04          877,002
 2,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev First Mtg Odd Fellows Home Rfdg....... 9.000    06/01/14        2,260,160
 1,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Havenwood-Heritage Heights............ 7.350    01/01/18        1,001,450
 4,825    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Havenwood-Heritage Heights............ 7.450    01/01/25        4,831,996
 2,255    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Hlthcare Visiting Nurse, 144A (c)..... 7.250    09/01/23        2,250,941
 2,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev New England College................... 6.125    03/01/19        1,856,940
 1,665    New Hampshire Higher Ed & Hlth Fac Auth
          Rev New London Hosp Assn Proj............. 7.500    06/01/05        1,748,200
 1,000    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Riverwoods at Exeter Ser A............ 6.500    03/01/23          886,580
 3,240    New Hampshire Higher Ed & Hlth Fac Auth
          Rev Vly Regl Hosp, 144A (c)............... 7.350    04/01/23        3,251,567
 1,000    New Hampshire Hlth & Ed Fac Auth Rev NH
          College Issue............................. 7.500    01/01/31        1,044,910
 6,315    New Hampshire Hlth & Ed Fac Daniel Webster
          College Issue............................. 7.500    07/01/31        6,149,231
 3,720    New Hampshire St Business Fin Auth Elec
          Fac Rev Plymouth Cogeneration............. 7.750    06/01/14        3,770,964
 3,000    New Hampshire St Business Fin Auth Rev
          Alice Peck Day Hlth Systems Ser A Rfdg.... 7.000    10/01/29        2,834,460
   950    New Hampshire St Hsg Fin Auth Single
          Family Rev Mtg Acquisition Ser G.......... 6.300    01/01/26          980,182

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          NEW HAMPSHIRE (CONTINUED)
$1,290    New Hampshire St Hsg Fin Auth Single
          Family Rev Ser D.......................... 5.900%   07/01/28   $    1,313,375
                                                                         --------------
                                                                             42,657,792
                                                                         --------------
          NEW JERSEY  4.9%
 4,990    Camden Cnty, NJ Impt Auth Lease Rev
          Dockside Refrig........................... 8.400    04/01/24        4,641,498
 4,500    Camden Cnty, NJ Impt Auth Lease Rev Kaighn
          PT Marine Term Ser A (b).................. 8.000    06/01/27        2,250,000
   500    New Jersey Econ Dev Auth Econ Dev Rev
          Green Acres Manor Inc Ser A Rfdg.......... 8.000    01/01/09          507,250
 1,000    New Jersey Econ Dev Auth Econ Dev Rev
          Green Acres Manor Inc Ser A Rfdg.......... 8.250    01/01/17        1,018,180
   310    New Jersey Econ Dev Auth Econ Dev Rev
          ZirbSer Greenbriar Inc Ser A Rfdg......... 7.375    07/15/03          333,442
   915    New Jersey Econ Dev Auth Econ Dev Rev
          ZirbSer Greenbriar Inc Ser A Rfdg
          (Prerefunded @ 07/15/03).................. 7.750    07/15/08        1,008,092
   250    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A................................ 7.000    02/01/10          247,733
 1,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A................................ 7.375    02/01/17        1,514,160
 3,500    New Jersey Econ Dev Auth First Mtg Cranes
          Mill Ser A................................ 7.500    02/01/27        3,537,975
 2,000    New Jersey Econ Dev Auth First Mtg
          Franciscan Oaks Proj...................... 5.750    10/01/23        1,634,340
   500    New Jersey Econ Dev Auth First Mtg Gross
          Rev Burnt Tavern Convalescent Ser A
          Rfdg...................................... 9.000    11/15/13          514,785
   840    New Jersey Econ Dev Auth First Mtg Gross
          Rev Stone Arch Nursing Home Proj Rfdg
          (Prerefunded @ 12/01/01).................. 8.750    12/01/10          887,502
   600    New Jersey Econ Dev Auth First Mtg
          Hamilton Cont Care Ser A.................. 8.350    11/01/30          590,256
 2,500    New Jersey Econ Dev Auth First Mtg
          Seashore Gardens Proj..................... 8.000    04/01/23        2,484,275
 3,500    New Jersey Econ Dev Auth First Mtg
          Seashore Gardens Proj..................... 8.000    04/01/31        3,444,770
 6,000    New Jersey Econ Dev Auth First Mtg
          Seashore Gardens Proj..................... 7.750    04/01/33        5,721,120
 1,000    New Jersey Econ Dev Auth Holt Hauling &
          Warehsg Rev Ser G Rfdg.................... 8.400    12/15/15          929,870

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          NEW JERSEY (CONTINUED)
$3,000    New Jersey Econ Dev Auth Meridian Assisted
          Living Proj............................... 6.750%   08/01/30   $    2,637,540
 1,000    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A................................. 8.125    11/15/18        1,006,850
 1,440    New Jersey Econ Dev Auth Retirement Cmnty
          Rev Ser A................................. 8.125    11/15/23        1,445,443
   500    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05)................................. 8.500    01/01/10          587,115
 1,000    New Jersey Econ Dev Auth Rev First Mtg
          Fellowship Vlg Proj Ser A (Prerefunded @
          01/01/05)................................. 9.250    01/01/25        1,198,840
   975    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A...................... 8.250    04/01/10        1,027,835
 2,060    New Jersey Econ Dev Auth Rev First Mtg
          Millhouse Proj Ser A...................... 8.500    04/01/16        2,189,718
 1,860    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A.................. 7.500    11/01/05        1,885,166
 1,100    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A.................. 8.500    11/01/16        1,156,177
 1,500    New Jersey Econ Dev Auth Rev First Mtg
          Winchester Gardens Ser A.................. 8.625    11/01/25        1,582,155
 1,830    New Jersey Econ Dev Auth Rev Kullman Assoc
          LLC Proj Ser A............................ 6.125    06/01/18        1,656,626
   975    New Jersey Econ Dev Auth Rev Kullman Assoc
          LLC Proj Ser A............................ 6.750    07/01/19          930,940
 2,500    New Jersey Econ Dev Auth Rev Sr Living Fac
          Esplandade Bear........................... 7.000    06/01/39        2,231,550
   445    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Escrowed to Maturity).... 8.000    05/15/02          465,154
   750    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Escrowed to Maturity).... 8.000    05/15/04          828,923
 2,560    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A (Prerefunded @
          05/15/06)................................. 8.750    05/15/26        3,168,333
 4,500    New Jersey Econ Dev Auth Rev Sr Mtg Arbor
          Glen Proj Ser A Rfdg...................... 6.000    05/15/28        3,462,390
 1,000    New Jersey Econ Dev Auth Ser A............ 8.000    11/15/15        1,011,140
 2,000    New Jersey Econ Dev Auth Ser A............ 8.250    11/15/30        2,019,020
 2,500    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj................. 6.250    09/15/19        2,383,350

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          NEW JERSEY (CONTINUED)
$3,500    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj................. 6.250%   09/15/29   $    3,282,020
 3,000    New Jersey Econ Dev Auth Spl Fac Rev
          Continental Airl Inc Proj................. 7.000    11/15/30        3,055,470
 2,500    New Jersey Hlthcare Fac Fin Auth Rev Care
          Institute Inc Cherry Hill Proj............ 7.750    07/01/10        2,231,800
 2,540    New Jersey Hlthcare Fac Fin Auth Rev
          Raritan Bay Med Ctr Issue Rfdg............ 7.250    07/01/14        2,432,482
 1,125    New Jersey St Ed Fac Auth Rev Caldwell
          College Ser A............................. 7.250    07/01/25        1,189,294
 3,925    New Jersey St Ed Fac Auth Rev Felician
          College of Lodi Ser D..................... 7.375    11/01/22        3,953,927
                                                                         --------------
                                                                             80,284,506
                                                                         --------------
          NEW MEXICO  1.4%
 6,275    Albuquerque, NM Retirement Fac Rev La Vida
          Liena Proj Ser B Rfdg..................... 6.600    12/15/28        5,436,158
 2,935    Bernalillo Cnty, NM Multi-Family Hsg
          Brentwood Gardens Apt F1.................. 6.600    10/15/28        2,792,476
 1,560    Bernalillo Cnty, NM Multi-Family Rev Hsg
          Sr Solar Villas Apts Ser F................ 7.250    10/15/22        1,531,592
 2,000    Farmington, NM Pollutn Ctl Rev El Paso
          Elec Ser A Rfdg........................... 6.150    11/01/13        2,000,360
 3,000    Farmington, NM Pollutn Ctl Rev Public Svc
          Co NM Proj Ser A.......................... 6.600    10/01/29        3,025,800
 2,440    New Mexico Regl Hsg Auth Hsg Wildewood
          Apts Proj Sr Ser A........................ 7.500    12/01/30        2,434,242
 2,885    RHA Hsg Dev Corp NM Multi-Family Rev Mtg
          Woodleaf Apts Proj Ser A Rfdg (GNMA
          Collateralized)........................... 7.125    12/15/27        2,803,008
 2,500    Santa Fe Cnty, NM Proj Rev El Castillo
          Retirement Ser A.......................... 5.625    05/15/25        2,005,425
   640    Santa Fe, NM Indl Rev Casa Real Nursing
          Home Rfdg................................. 9.750    01/01/13          659,507
                                                                         --------------
                                                                             22,688,568
                                                                         --------------
          NEW YORK  6.1%
 1,000    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A.......................... 7.000    12/01/24          943,780
 1,500    Amherst, NY Indl Dev Agy Sr Rev Sharrey
          Zedek Proj Ser A.......................... 7.000    12/01/34        1,382,010
 2,000    Bethlehem, NY Indl Dev Agy Sr Hsg Rev Van
          Allen Proj Ser A.......................... 6.875    06/01/39        1,834,200

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          NEW YORK (CONTINUED)
$1,220    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A............................. 7.750%   11/15/10   $    1,205,506
 2,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A............................. 8.125    11/15/20        1,970,160
 1,000    Brookhaven, NY Indl Dev Agy Mem Hosp Med
          Ctr Inc Ser A............................. 8.250    11/15/30          985,800
 1,340    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A....... 6.250    12/01/23        1,249,135
 3,760    Brookhaven, NY Indl Dev Agy Sr Residential
          Hsg Rev Woodcrest Estates Fac Ser A....... 6.375    12/01/37        3,505,034
 1,800    Castle Rest Residential Hlthcare Fac NY
          Rev Hlthcare Fac Ser B.................... 8.000    08/01/10        1,731,564
 3,000    Long Island Pwr Auth NY Elec Sys Rev Gen
          Ser A (MBIA Insd)......................... 5.500    12/01/29        3,039,120
 3,900    Metropolitan Transn Auth NY Ser A (FGIC
          Insd)..................................... 5.875    04/01/25        4,156,737
 1,350    Monroe Cnty, NY Indl Dev Agy Rev Indl Dev
          Empire Sports Proj Ser A.................. 6.250    03/01/28          977,981
 1,000    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj...................................... 8.000    11/15/15          994,450
 1,570    Monroe Cnty, NY Indl Dev Agy Woodland Vlg
          Proj...................................... 8.550    11/15/32        1,558,869
 1,000    Mount Vernon, NY Indl Dev Agy Civic Fac
          Rev....................................... 6.200    06/01/29          846,680
 3,425    New York City Indl Dev Agy Civic Fac Rev
          Cmnty Res Developmentally Disabled........ 7.500    08/01/26        3,490,246
 3,895    New York City Indl Dev Agy Civic Fac Rev
          Our Lady of Mercy Med Ctr Pkg Corp Proj... 8.500    12/30/22        4,105,447
 1,350    New York City Indl Dev Agy LaGuardia Assoc
          LP Proj Rfdg.............................. 5.800    11/01/13        1,226,867
 4,250    New York City Indl Dev Agy LaGuardia Assoc
          LP Proj Rfdg.............................. 6.000    11/01/28        3,702,218
 1,500    New York City Indl Dev Agy Touro College
          Proj Ser A................................ 6.350    06/01/29        1,397,460
 1,000    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser A (FGIC Insd)................. 5.750    06/15/31        1,047,690
 2,500    New York City Muni Wtr Fin Auth Wtr & Swr
          Sys Rev Ser B............................. 6.000    06/15/33        2,708,300
 3,000    New York City Ser A....................... 6.000    05/15/30        3,203,400

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          NEW YORK (CONTINUED)
$2,000    New York St Dorm Auth City Univ Sys Cons
          Third Genl 1 (AMBAC Insd)................. 5.375%   07/01/25   $    2,008,140
 2,000    New York St Dorm Auth Lease St Univ Dorm
          Fac Ser A................................. 6.000    07/01/30        2,154,980
 1,385    New York St Dorm Auth Lease St Univ Dorm
          Fac Ser B (MBIA Insd)..................... 5.125    07/01/28        1,356,137
 2,500    New York St Dorm Auth Revs Mental Hlth
          Svcs Ser B (MBIA Insd).................... 5.000    02/15/24        2,409,425
 3,980    New York St Mtg Agy Rev Homeowner Mtg Ser
          84........................................ 5.950    04/01/30        4,094,465
 2,000    New York St Mtg Agy Rev Homeowner Mtg Ser
          90........................................ 6.350    10/01/30        2,134,540
 2,575    Newark-Wayne Cmnty Hosp Inc NY Hosp Rev
          Ser A..................................... 7.600    09/01/15        2,489,150
 2,000    North Syracuse, NY Hsg Auth Rev Janus Park
          Proj (b).................................. 8.000    06/01/14          862,520
 1,250    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser A................. 5.875    12/01/29        1,032,488
 1,520    Oneida Cnty, NY Indl Dev Agy Civic Fac
          Saint Elizabeth Med Ser B................. 6.000    12/01/19        1,322,552
   650    Onondaga Cnty, NY Indl Dev Agy Civic Fac
          Rev Iroquois Nursing Home Ser B (FHA
          Gtd)...................................... 7.000    02/01/09          644,612
   600    Oswego Cnty, NY Indl Dev Agy Civic Fac
          Rev....................................... 7.000    02/01/12          556,788
 2,500    Peekskill, NY Indl Dev Agy Sr Drum Hill Sr
          Living Proj............................... 6.375    10/01/28        2,182,575
 1,275    Rensselaer Cnty, NY Indl Dev Agy East
          Greebush Ctr Proj Ser A Rfdg, 144A (c).... 7.000    02/01/11        1,203,409
 1,345    Rensselaer Cnty, NY Indl Dev Agy East
          Greebush Ctr Proj Ser B Rfdg, 144A (c).... 7.000    02/01/11        1,274,213
 5,075    Rockland Cnty, NY Indl Dev Agy Civic Fac
          Rev Dominican College Proj, 144A (c)...... 6.250    05/01/28        4,231,535
 2,330    Saratoga Cnty, NY Indl Dev Agy Sr Hsg Rev
          Ser A..................................... 6.875    06/01/39        2,080,271
 5,250    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement First Mtg Jeffersons Ferry..... 7.250    11/01/28        5,459,633
 1,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Peconic Landing Ser A.......... 8.000    10/01/20        1,004,550
 2,000    Suffolk Cnty, NY Indl Dev Agy Cont Care
          Retirement Peconic Landing Ser A.......... 8.000    10/01/30        1,994,040

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          NEW YORK (CONTINUED)
$3,100    Suffolk Cnty, NY Indl Dev Agy Indl Dev Rev
          Spellman High Voltage Fac Ser A........... 6.375%   12/01/17   $    2,886,689
 1,000    Suffolk Cnty, NY Indl Dev Agy Southampton
          Hosp Assn Ser A........................... 7.250    01/01/20          954,870
 2,000    Suffolk Cnty, NY Indl Dev Agy Southampton
          Hosp Assn Ser A........................... 7.250    01/01/30        1,876,780
   400    Syracuse, NY Hsg Auth Rev Sub Proj Loretto
          Rest Ser B................................ 7.500    08/01/10          381,640
 1,350    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A......................... 7.375    03/01/21        1,347,692
 1,800    Syracuse, NY Indl Dev Agy Rev First Mtg
          Jewish Home Ser A......................... 7.375    03/01/31        1,775,160
   695    Ulster Cnty, NY Indl Dev Agy Benedictine
          Hosp Proj Ser A........................... 6.250    06/01/08          664,802
 1,000    Ulster Cnty, NY Indl Dev Agy Benedictine
          Hosp Proj Ser A........................... 6.400    06/01/14          916,630
 1,000    Ulster Cnty, NY Indl Dev Agy Benedictine
          Hosp Proj Ser A........................... 6.450    06/01/24          874,920
 1,000    Westchester Cnty, NY Indl Dev Hebrew Hosp
          Sr Hsg Inc Ser A.......................... 7.375    07/01/30          999,790
                                                                         --------------
                                                                            100,437,650
                                                                         --------------
          NORTH CAROLINA  0.7%
 5,000    Charlotte, NC Spl Fac Rev Charlotte
          Douglas Intl Rfdg......................... 5.600    07/01/27        3,706,400
 2,500    North Carolina Med Care Commn First Mtg
          Presbyterian Homes Proj................... 7.000    10/01/31        2,553,850
 2,500    North Carolina Med Care Commn First Mtg
          Salemtowne Proj........................... 6.625    04/01/31        2,478,175
 1,200    North Carolina Med Care Commn Retirement
          Fac Rev First Mtg United Methodist
          Homes..................................... 7.000    10/01/17        1,169,148
 1,250    North Carolina Med Care Commn Retirement
          Fac Rev First Mtg United Methodist
          Homes..................................... 7.250    10/01/32        1,267,038
                                                                         --------------
                                                                             11,174,611
                                                                         --------------
          NORTH DAKOTA  0.3%
 2,610    Devils Lake, ND Hlthcare Fac Rev & Impt Lk
          Reg Lutheran Rfdg......................... 6.100    10/01/23        2,191,904
 3,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj........................... 6.250    12/01/34        2,172,000
 2,000    Grand Forks, ND Sr Hsg Rev Spl Term 4000
          Vly Square Proj........................... 6.375    12/01/34        1,447,220
                                                                         --------------
                                                                              5,811,124
                                                                         --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          OHIO  2.0%
$1,500    Athens Cnty, OH Hosp Fac Rev O'Bleness Mem
          Hosp Proj................................. 7.100%   11/15/23   $    1,482,525
 3,000    Cleveland, OH Arpt Spl Rev Continental
          Airl Inc Proj............................. 5.375    09/15/27        2,393,490
 2,000    Cleveland, OH Arpt Sys Rev Ser A (FSA
          Insd)..................................... 5.000    01/01/31        1,892,260
 1,000    Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall............................. 7.200    11/15/14          999,100
 1,500    Cuyahoga Cnty, OH Hlthcare Fac Rev
          Jennings Hall............................. 7.300    11/15/23        1,502,595
 2,000    Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
          Proj...................................... 7.500    01/01/30        2,085,820
 1,160    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
          Colonnade Apts Ser A Rfdg (a)............. 7.500    12/01/17          871,404
 2,305    Cuyahoga Cnty, OH Multi-Family Rev Hsg Mtg
          Colonnade Apts Ser A Rfdg (a)............. 7.750    12/01/28        1,726,076
 2,500    Cuyahoga Cnty, OH Multi-Family Rev Hsg
          Park Lane Apts Proj Ser A (b)............. 8.250    07/01/28        1,037,500
 3,000    Dayton, OH Spl Fac Rev Afco Cargo Day LLC
          Proj...................................... 6.300    04/01/22        2,673,600
   150    Fairfield, OH Econ Dev Rev Beverly
          Enterprises Inc Proj Rfdg................. 8.500    01/01/03          152,595
 2,195    Hamilton Cnty, OH Multi-Family Rev Hsg
          Garden Hill Washington Pk Apts............ 7.750    10/01/21        2,247,504
 1,195    Harrison, OH Harrison Ave Kmart Proj Ser
          A......................................... 8.125    12/01/02        1,212,602
 1,000    Lucas Cnty, OH Hlthcare Impt Sunset
          Retirement Ser A Rfdg..................... 6.550    08/15/24        1,019,920
   500    Lucas Cnty, OH Hlthcare Impt Sunset
          Retirement Ser A Rfdg..................... 6.625    08/15/30          512,225
 1,000    Madison Cnty, OH Hosp Impt Rev Madison
          Cnty Hosp Proj Rfdg....................... 6.250    08/01/18          875,070
 2,445    Madison Cnty, OH Hosp Impt Rev Madison
          Cnty Hosp Proj Rfdg....................... 6.400    08/01/28        2,099,595
 5,000    Montgomery Cnty, OH Hlthcare Fac Rev Ser B
          Rfdg...................................... 6.250    02/01/22        3,663,950
 2,000    Ohio St Solid Waste Rev Rep Engineered
          Steels Proj (b)........................... 8.250    10/01/14          100,000
 4,000    Ohio St Solid Waste Rev Rep Engineered
          Steels Proj (b)........................... 9.000    06/01/21          200,000

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          OHIO (CONTINUED)
$2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          Coll Cleveland Elec Ser A Rfdg............ 8.000%   10/01/23   $    2,166,660
 2,000    Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev
          Coll Toledo Edison Ser A Rfdg............. 8.000    10/01/23        2,166,660
                                                                         --------------
                                                                             33,081,151
                                                                         --------------
          OKLAHOMA  0.6%
 1,150    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A........................... 7.625    08/01/20        1,119,399
 1,000    Langston, OK Econ Dev Langston Cmnty Dev
          Corp Proj Ser A........................... 7.750    08/01/30          966,840
   500    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg........................... 7.000    04/01/25          461,980
 1,000    Oklahoma Cnty, OK Fin Auth Epworth Villa
          Proj Ser A Rfdg........................... 7.600    04/01/30          978,140
 1,000    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg................... 5.750    08/15/12          701,790
 2,800    Oklahoma Dev Fin Auth Rev Hillcrest
          Hlthcare Sys Ser A Rfdg................... 5.625    08/15/29        1,966,776
 2,000    Tulsa Cnty, OK Indl Auth Multi-Family Hsg
          Shadybrook Apts Ser A..................... 6.375    07/01/28        1,804,420
 2,000    Tulsa, OK Muni Arpt Tr Rev Amern Airl
          Proj...................................... 6.250    06/01/20        2,003,160
   500    Woodward, OK Muni Auth Hosp Rev........... 8.250    11/01/09          525,705
                                                                         --------------
                                                                             10,528,210
                                                                         --------------
          OREGON  0.9%
 2,000    Clackamas Cnty, OR Hosp Fac Auth Rev
          Willamette View Inc Proj Ser A............ 7.500    11/01/29        2,053,580
 1,000    Clatsop Care Ctr Hlth Dist OR Rev Sr
          Hsg....................................... 6.000    08/01/14          891,860
 4,000    Clatsop Care Ctr Hlth Dist OR Rev Sr
          Hsg....................................... 6.875    08/01/28        3,498,120
 1,745    Douglas Cnty, OR Hosp Fac Auth Rev Elderly
          Hsg Forest Glen Ser A..................... 7.500    09/01/27        1,643,179
 3,943    Oregon St Hlth Hsg Ed & Cultural Fac
          Auth...................................... 7.250    06/01/28        3,785,155
 1,340    Oregon St Hsg & Cmnty Svcs Dep Single
          Family Mtg Ser A.......................... 5.350    07/01/30        1,317,810
 1,250    Oregon St Hsg & Cmnty Svcs Dep Single
          Family Mtg Ser B.......................... 5.450    07/01/32        1,235,538
                                                                         --------------
                                                                             14,425,242
                                                                         --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          PENNSYLVANIA  10.0%
$9,000    Allegheny Cnty, PA Hosp Dev Auth Covenant
          at South Hills Ser A...................... 8.750%   02/01/31   $    8,988,660
 3,120    Allegheny Cnty, PA Hosp Dev Auth Rev Hlth
          Fac Allegheny Vly Sch (Prerefunded @
          02/01/05)................................. 7.875    02/01/20        3,589,747
 1,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B......................................... 9.250    11/15/15        1,009,040
 2,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B......................................... 9.250    11/15/22        2,018,080
 4,000    Allegheny Cnty, PA Hosp Dev Hlth Sys Ser
          B......................................... 9.250    11/15/30        4,027,680
 2,000    Allegheny Cnty, PA Hosp Dev Hlthcare Fac
          Villa Saint Joseph........................ 6.000    08/15/28        1,655,680
 1,695    Allegheny Cnty, PA Indl Dev Auth Lease
          Rev....................................... 6.625    09/01/24        1,557,010
 6,750    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Rfdg....... 7.625    05/01/20        7,194,218
 4,000    Beaver Cnty, PA Indl Dev Auth Pollutn Ctl
          Rev Coll Toledo Edison Co Proj Ser A
          Rfdg...................................... 7.750    05/01/20        4,302,760
 1,000    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler..................... 6.100    05/01/14          880,860
 2,500    Bucks Cnty, PA Indl Dev Auth Rev First Mtg
          Hlthcare Fac Chandler..................... 6.300    05/01/29        2,120,425
 1,000    Chartiers Vly, PA Indl & Com Dev Auth
          First Mtg Rev Asbury Hlth Ctr Rfdg........ 6.375    12/01/19          892,070
 1,000    Chartiers Vly, PA Indl & Com Dev Auth
          First Mtg Rev Asbury Hlth Ctr Rfdg........ 6.375    12/01/24          875,590
 2,000    Chartiers Vly, PA Indl Asbury Hlth Ctr
          Proj Rfdg................................. 7.400    12/01/15        2,017,000
 2,000    Chester Cnty, PA Hlth & Ed Fac Chester
          Cnty Hosp Ser A........................... 6.750    07/01/31        1,997,800
 3,500    Cliff House Ctf Tr Var Sts Ctf Partn Ser
          A......................................... 6.625    06/01/27        3,173,975
 1,000    Crawford Cnty, PA Hosp Auth Sr Living Fac
          Rev....................................... 6.250    08/15/29          906,980
 1,000    Cumberland Cnty, PA Indl Dev Auth Rev
          First Mtg Woods Cedar Run Ser A Rfdg...... 6.500    11/01/18          880,660
 3,250    Cumberland Cnty, PA Indl Dev Auth Rev
          First Mtg Woods Cedar Run Ser A Rfdg...... 6.500    11/01/28        2,734,713
 4,100    Dauphin Cnty, PA Genl Auth Rev Hotel &
          Conf Ctr Hyatt Regency.................... 6.200    01/01/29        3,646,827
 4,000    Dauphin Cnty, PA Genl Auth Rev Office &
          Pkg Forum Place Ser A..................... 6.000    01/15/25        3,565,960
 5,500    Dauphin Cnty, PA Genl Auth Rev Office &
          Pkg Riverfront Office (g)................. 6.000    01/01/25        4,962,430

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$  765    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj (Prerefunded @
          06/01/02)................................. 8.750%   06/01/10   $      822,321
 2,800    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj (Prerefunded @
          06/01/02)................................. 9.250    06/01/22        3,023,328
 2,500    Delaware Cnty, PA Auth Rev First Mtg
          Riddle Vlg Proj Rfdg...................... 7.000    06/01/26        2,459,475
 1,000    Delaware Cnty, PA Auth Rev White Horse Vlg
          Proj Ser A Rfdg........................... 7.625    07/01/30        1,020,390
 2,100    Delaware Cnty, PA Auth Rev White Horse Vlg
          Ser A Rfdg................................ 7.500    07/01/18        2,150,631
 3,500    Grove City, PA Area Hosp Auth Hlth Fac
          Rev....................................... 6.625    08/15/29        3,318,420
 2,000    Harrisburg, PA Auth Office & Pkg Rev Ser
          A......................................... 6.000    05/01/19        1,850,160
 1,650    Lancaster, PA Indl Dev Auth Rev Garden
          Spot Vlg Proj Ser A....................... 7.625    05/01/31        1,666,038
 3,000    Lehigh Cnty, PA Genl Purp Auth Rev First
          Mtg Bible Fellowship Proj................. 6.000    12/15/23        2,516,850
 2,315    Lehigh Cnty, PA Genl Purp Auth Rev First
          Mtg Bible Fellowship Proj................. 8.000    12/15/23        2,643,545
 3,000    Lehigh Cnty, PA Genl Purp Auth Rev
          Kidspeace Oblig Group Rfdg................ 6.000    11/01/18        2,616,120
 4,000    Lehigh Cnty, PA Genl Purp Auth Rev
          Kidspeace Oblig Group Rfdg................ 6.000    11/01/23        3,387,520
 1,790    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj......................... 6.100    06/01/18        1,534,603
 3,000    Lehigh Cnty, PA Indl Dev Auth Hlth Fac Rev
          Lifepath Inc Proj......................... 6.300    06/01/28        2,481,720
 4,400    Lehigh Cnty, PA Indl Dev Auth Rev Rfdg.... 8.000    08/01/12        4,511,672
 3,000    Luzerne Cnty, PA Indl Dev Auth Exempt Fac
          Rev PA Gas & Wtr Co Proj Ser A Rfdg....... 7.200    10/01/17        3,133,830
 1,720    Luzerne Cnty, PA Indl Dev Auth First Mtg
          Gross Rev Rfdg............................ 7.875    12/01/13        1,768,934
 2,500    Montgomery Cnty, PA Higher Ed & Hlth Auth
          Rev....................................... 6.625    07/01/19        2,219,775
 1,000    Montgomery Cnty, PA Higher Ed & Hlth Auth
          Rev....................................... 6.750    07/01/29          866,860
 2,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A... 6.000    12/01/10        1,918,480
   500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A... 7.000    12/01/10          512,710

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$1,500    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A... 7.250%   12/01/15   $    1,519,320
 4,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A... 7.400    12/01/20        4,061,640
 1,000    Montgomery Cnty, PA Indl Dev Auth Rev
          First Mtg The Meadowood Corp Proj Ser A
          Rfdg...................................... 6.250    12/01/17          912,720
 3,505    Montgomery Cnty, PA Indl Dev Auth Rev
          Hlthcare Adv Geriatric Ser A.............. 8.375    07/01/23        3,604,822
 2,660    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy........................ 7.750    09/01/14        2,735,411
 1,905    Montgomery Cnty, PA Indl Dev Auth Rev
          Wordsworth Academy........................ 7.750    09/01/24        1,944,700
 2,200    Montgomery Cnty, PA Indl Rev GDL Farms
          Corp Proj Rfdg............................ 6.500    01/01/20        1,983,190
 2,475    Northeastern PA Hosp & Ed Auth Hlthcare
          Rev....................................... 7.125    10/01/29        2,390,157
 1,565    Pennsylvania St Higher Ed Fac Auth Rev
          UPMC Hlth Sys Ser A (h)................... 6.000    01/15/31        1,566,690
 1,000    Pennsylvania St Higher Ed Fac Auth Student
          Hsg Rev Student Assn Inc Proj Ser A....... 6.750    09/01/32          995,730
 2,100    Philadelphia, PA Auth for Indl Dev Baptist
          Home of Philadelphia Ser A................ 5.500    11/15/18        1,737,435
 2,000    Philadelphia, PA Auth for Indl Dev Baptist
          Home of Philadelphia Ser A................ 5.600    11/15/28        1,587,400
 5,000    Philadelphia, PA Auth for Indl Dev Rev
          Coml Dev RMK Rfdg......................... 7.750    12/01/17        5,264,800
 1,000    Philadelphia, PA Auth for Indl Dev Rev
          First Mtg Crime Prevention Assoc.......... 6.125    04/01/19          897,940
 2,500    Philadelphia, PA Auth for Indl Pauls Run
          Ser A..................................... 5.875    05/15/28        2,105,600
 2,750    Philadelphia, PA Hosp & Higher Chestnut
          Hill Hosp................................. 6.500    11/15/22        2,541,138
 1,500    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev (b).............................. 7.000    07/01/05          106,200
 1,000    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev (b).............................. 7.250    07/01/18           70,800
   900    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev Rfdg............................. 6.500    07/01/23          822,456
 1,690    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev Rfdg............................. 7.250    03/01/24        1,642,139

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          PENNSYLVANIA (CONTINUED)
$1,180    Philadelphia, PA Hosp & Higher Ed Fac Auth
          Hosp Rev Rfdg............................. 6.500%   07/01/27   $    1,059,203
 2,495    Philadelphia, PA Hosp & Higher Ed Temple
          Univ Hosp................................. 5.500    11/15/15        2,205,630
 2,000    Philadelphia, PA Hosp & Higher Ed Temple
          Univ Hosp Ser A........................... 6.625    11/15/23        1,948,920
 1,000    Scranton Lackawanna, PA Hlth & Welfare
          Auth Rev Moses Taylor Hosp Proj........... 5.650    07/01/05          943,570
 1,465    Scranton Lackawanna, PA Hlth & Welfare
          Auth Rev Rfdg............................. 7.250    01/15/17        1,361,029
 3,100    Scranton Lackawanna, PA Hlth & Welfare
          Auth Rev Rfdg............................. 7.350    01/15/22        2,838,081
 2,400    Southern Chester Cnty, PA Hlth & Higher Ed
          Auth Mtg Rev Rfdg......................... 6.300    06/01/10        2,242,176
   250    Warren Cnty, PA Indl Dev Auth Beverly
          Enterprises Rfdg.......................... 9.000    11/01/12          259,143
 2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
          Hlthcare Fac Redstone Rfdg................ 5.850    11/15/29        2,002,875
 2,500    Westmoreland Cnty, PA Indl Dev Auth Rev
          Hlthcare Fac Redstone Ser B............... 8.000    11/15/23        2,512,850
                                                                         --------------
                                                                            165,285,312
                                                                         --------------
          RHODE ISLAND  0.1%
 2,000    Rhode Island St Econ Dev Corp Sub Nt Oblig
          Providence Place.......................... 7.250    07/01/20        1,872,380
                                                                         --------------

          SOUTH CAROLINA  0.8%
   750    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Westminster Presbyterian Ctr.......... 6.750    11/15/10          767,310
   500    South Carolina Jobs Econ Dev Auth Econ Dev
          Rev Westminster Presbyterian Ctr.......... 7.500    11/15/20          523,465
   750    South Carolina Jobs Econ Dev Auth Hlth Fac
          Rev First Mtg Lutheran Homes SC Proj
          (Prerefunded @ 10/01/02).................. 8.000    10/01/22          817,658
 3,000    South Carolina Jobs Econ Dev Auth Hlth Fac
          Rev Westley Commons Proj.................. 7.750    10/01/24        2,913,090
 1,250    South Carolina Jobs Econ Impt Palmetto
          Hlth Alliance Ser A....................... 7.125    12/15/15        1,262,175

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          SOUTH CAROLINA (CONTINUED)
$2,000    South Carolina Jobs Econ Impt Palmetto
          Hlth Alliance Ser A....................... 7.375%   12/15/21   $    2,050,660
 5,095    South Carolina St Hsg Fin & Dev Hsg Three
          Rvr & Edenwood Ser A...................... 6.750    05/01/28        4,941,182
                                                                         --------------
                                                                             13,275,540
                                                                         --------------
          SOUTH DAKOTA  0.5%
 2,500    Mobridge, SD Hlthcare Fac Rev Mobridge
          Regl Hosp Proj............................ 6.500    12/01/22        2,201,375
 2,985    South Dakota Hsg Dev Auth Homeownership
          Mtg Ser F................................. 5.800    05/01/28        3,016,880
 1,000    South Dakota St Hlth & Ed Fac Auth Rev
          Huron Regl Med Ctr........................ 7.250    04/01/20        1,015,930
 1,600    Winner, SD Econ Dev Rev Winner Regl
          Hlthcare Ctr Rfdg......................... 6.000    04/01/28        1,305,376
                                                                         --------------
                                                                              7,539,561
                                                                         --------------
          TENNESSEE  1.3%
 4,870    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Mkt Street Proj Rfdg...................... 7.000    12/15/12        4,709,047
 1,035    Chattanooga, TN Indl Dev Brd Indl Rev Dev
          Mkt Street Proj Rfdg...................... 7.000    12/15/12        1,000,793
 3,000    Elizabethton, TN Hlth & Ed Fac Brd Rev
          Impt Hosp Ser B Rfdg (MBIA Insd).......... 7.750    07/01/29        3,667,500
   375    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A............ 6.250    11/15/16          314,149
 7,000    Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
          Hlthcare Fac Kirby Pines Ser A............ 6.375    11/15/25        5,592,230
 2,040    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj.................... 7.500    01/01/18        1,903,728
 4,070    Sweetwater, TN Indl Dev Brd Mtg Rev Wood
          Presbyterian Home Proj.................... 7.750    01/01/29        3,782,251
                                                                         --------------
                                                                             20,969,698
                                                                         --------------
          TEXAS  4.6%
 1,805    Abia Dev Corp TX Arpt Fac Rev Aero Austin
          L P Proj.................................. 7.250    01/01/25        1,725,580
   725    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev Proj Ser A....................... 6.250    10/01/08          696,218
 3,775    Abia Dev Corp TX Arpt Fac Rev Austin Belly
          Port Dev Proj Ser A....................... 6.500    10/01/23        3,450,010
 1,000    Alliance Arpt Auth Inc TX Spl Fac Rev Fed
          Express Corp Proj......................... 6.375    04/01/21        1,013,400
 1,700    Atlanta, TX Hosp Auth Fac Rev............. 6.750    08/01/29        1,511,453

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          TEXAS (CONTINUED)
$1,000    Austin, TX Conv Enterprised Inc First Tier
          Ser A..................................... 6.700%   01/01/28   $    1,000,000
 2,000    Austin-Bergstrom Landhost Enterprises Inc
          TX Arpt Hotel Sr Ser A.................... 6.750    04/01/27        1,906,740
   800    Bell Cnty, TX Hlth Fac Dev Corp Rev Hosp
          Proj...................................... 9.250    07/01/08          817,504
 3,965    Bell Cnty, TX Indl Dev Corp Solid Waste
          Disposal Rev.............................. 7.600    12/01/17        3,678,529
 1,500    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc................... 7.250    11/01/30        1,566,765
 6,540    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Amern Airl Inc................... 6.375    05/01/35        6,554,323
 1,250    Dallas-Fort Worth, TX Intl Arpt Fac Impt
          Corp Rev Delta Airl Inc................... 7.625    11/01/21        1,288,438
 1,000    Dallas-Fort Worth, TX Intl Arpt Jt Ser A
          (FGIC Insd)............................... 6.000    11/01/28        1,041,950
 3,000    Dallas-Fort Worth, TX Intl Arpt Jt Ser A
          (FGIC Insd)............................... 6.000    11/01/32        3,120,300
 2,665    De Soto, TX Hlth Fac Dev Pk Manor Sr
          Care...................................... 7.750    12/01/16        2,492,388
 2,000    Harris Cnty, TX Hlth Fac Mem Hermann
          Hlthcare Ser A............................ 6.375    06/01/29        2,035,600
 2,000    Harris Cnty, TX Indl Dev Corp Continental
          Airl Proj Rfdg............................ 5.375    07/01/19        1,679,300
 1,900    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser B.................... 6.125    07/15/17        1,757,025
 1,450    Houston, TX Arpt Sys Rev Spl Fac
          Continental Airl Ser C.................... 6.125    07/15/27        1,307,436
 1,000    Houston, TX Arpt Sys Rev Sub Lien Ser C
          (FGIC Insd)............................... 5.000    07/01/28          934,490
 3,500    Lubbock, TX Hlth Fac Dev Corp Rev First
          Mtg Carillon Proj Ser A................... 6.500    07/01/19        3,104,255
 3,000    Lufkin, TX Hlth Fac Dev Corp Mem Hlth Sys
          of East TX Rfdg........................... 6.875    02/15/26        2,694,480
 3,380    Meadow Parc Dev Inc, TX Multi-Family Rev
          Hsg Meadow Parc Apts Proj................. 6.500    12/01/30        3,170,305
 1,500    Mesquite, TX Hlth Fac Dev Retirement Fac
          Christian Ser A........................... 6.400    02/15/20        1,374,630
 1,000    Mesquite, TX Hlth Fac Dev Retirement Fac
          Christian Ser A........................... 7.625    02/15/28        1,003,220

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          TEXAS (CONTINUED)
$2,500    Metropolitan Hlth Fac Dev Corp TX Wilson N
          Jones Mem Hosp Proj....................... 7.250%   01/01/31   $    2,515,200
 2,000    Midlothian, TX Dev Auth Tax............... 7.875    11/15/26        1,978,220
 1,500    North Cent, TX Hlth Fac Dev Corp Rev Hlth
          Fac C C Young Mem Proj.................... 6.375    02/15/20        1,296,240
 3,145    Orange, TX Hsg Dev Corp Multi-Family Rev
          Hsg Vlgs At Pine Hallow................... 8.000    03/01/28        3,164,342
 3,255    Rusk Cnty, TX Hlth Fac Corp Hosp Rev
          Henderson Mem Hosp Proj Rfdg.............. 7.750    04/01/13        3,335,366
 2,000    Sabine River Auth TX Pollutn Ctl Rev TX
          Elec Proj Ser A Rfdg...................... 6.450    06/01/21        2,027,940
   500    San Antonio, TX Hlth Fac Dev Corp Rev
          Encore Nursing Ctr Partn.................. 8.250    12/01/19          510,595
 2,000    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Beverly Oaks Apts Proj Ser A...... 7.750    02/01/27        1,990,840
 1,940    San Antonio, TX Hsg Fin Corp Multi-Family
          Hsg Rev Marbach Manor Apts Proj Ser A..... 8.125    06/01/27        1,951,271
 1,500    Tarrant Cnty, TX Hlth Fac Dev Corp Rev Mtg
          Cumberland Rest Ser A Rfdg................ 7.000    08/15/19        1,490,640
 1,401    Texas Genl Svcs Cmnty Partn Interests
          Office Bldg & Land Acquisition Proj....... 7.000    08/01/24        1,431,885
 3,500    Woodhill Pub Fac Corp TX Hsg-Woodhill Apts
          Proj...................................... 7.500    12/01/29        3,532,865
                                                                         --------------
                                                                             76,149,743
                                                                         --------------
          UTAH  0.4%
 3,000    Eagle Mountain, UT Spl Assmt Spl Impt Dist
          No 2000-1................................. 8.250    02/01/21        2,950,980
   500    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj...................................... 7.600    09/01/06          449,935
 1,000    Hildale, UT Elec Rev Gas Turbine Elec Fac
          Proj...................................... 7.800    09/01/15          855,910
 1,000    Tooele Cnty, UT Pollutn Ctl Rev Laidlaw
          Environmental Ser A Rfdg (b).............. 7.550    07/01/27           27,900
 2,000    Utah St Hsg Fin Agy Rev RHA Cmnty Svcs
          Proj Ser A................................ 6.875    07/01/27        1,853,300
                                                                         --------------
                                                                              6,138,025
                                                                         --------------
          VERMONT  0.8%
 2,500    Vermont Econ Dev Auth Rev Mtg Wake Robin
          Corp Proj Ser B........................... 6.750    03/01/29        2,263,250
 3,000    Vermont Ed & Hlth Bldgs Fin Agy Rev
          Hlthcare Fac Copley Manor Proj............ 6.250    04/01/29        2,545,680

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          VERMONT (CONTINUED)
$  535    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
          Council Dev Mental Hlth Ser A............. 6.000%   12/15/09   $      513,338
 1,030    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
          Council Dev Mental Hlth Ser A............. 6.125    12/15/14          910,808
 1,375    Vermont Ed & Hlth Bldgs Fin Agy Rev VT
          Council Dev Mental Hlth Ser A............. 6.250    12/15/19        1,194,421
 2,050    Vermont Ed & Hlth Bldgs Fin Bennington
          College Proj.............................. 6.500    10/01/14        2,096,679
 4,130    Vermont Ed & Hlth Bldgs Fin Bennington
          College Proj.............................. 6.625    10/01/29        4,149,163
                                                                         --------------
                                                                             13,673,339
                                                                         --------------
          VIRGINIA  1.7%
 2,955    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj.......................... 7.750    10/15/26        2,941,584
   235    Alexandria, VA Indl Dev Auth Rev Saint
          Coletta Sch Proj.......................... 7.750    10/15/26          230,852
 6,600    Alexandria, VA Redev & Hsg Auth 3001 Pk
          Ctr Apts Ser A Rfdg....................... 6.375    04/01/34        6,191,658
   170    Covington-Alleghany Cnty, VA Indl Dev Auth
          Beverly Enterprises Inc Proj Rfdg......... 9.375    09/01/01          170,937
 2,000    Dulles Town Ctr Cmnty Dev Auth Dulles Town
          Cent Proj................................. 6.250    03/01/26        1,951,820
 2,890    Fairfax Cnty, VA Redev & Hsg Auth Multi-
          Family Hsg Rev............................ 7.600    10/01/36        3,088,254
   265    Greensville Cnty, VA Indl Dev Auth Rev
          Wheeling Steel Proj Ser A................. 6.375    04/01/04          202,725
   800    Greensville Cnty, VA Indl Dev Auth Rev
          Wheeling Steel Proj Ser A................. 7.000    04/01/14          596,000
 2,550    Hampton, VA Redev & Hsg Auth Rev First Mtg
          Olde Hampton Ser A Rfdg................... 6.500    07/01/16        2,419,466
 1,500    Hopewell, VA Indl Dev Auth Res Recovery
          Rev Stone Container Corp Proj Rfdg........ 8.250    06/01/16        1,549,200
 1,000    Pittsylvania Cnty, VA Indl Dev Auth Rev
          Exempt Fac Ser A.......................... 7.450    01/01/09          975,140
 5,940    Richmond, VA Redev & Hsg Auth Multi-
          Family Rev Ser A Rfdg (Var Rate Cpn)...... 8.750    12/15/21        6,078,461
   855    Virginia Small Business Fin Indl Dev SIL
          Clean Wtr Proj............................ 7.250    11/01/09          853,914
 1,700    Virginia Small Business Fin Indl Dev SIL
          Clean Wtr Proj............................ 7.250    11/01/24        1,693,217
                                                                         --------------
                                                                             28,943,228
                                                                         --------------

See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          WASHINGTON  0.5%
$  600    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp....................... 7.000%   12/01/11   $      609,426
   400    King Cnty, WA Pub Hosp Dist No 004
          Snoqualmie Vly Hosp....................... 7.250    12/01/15          394,372
 3,000    Port Seattle, WA Spl Fac Rev Northwest
          Airl Proj (h)............................. 7.250    04/01/30        2,959,590
 2,500    Spokane Cnty, WA Indl Dev Corp Solid Waste
          Disp Rev.................................. 7.600    03/01/27        1,855,150
   500    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj................................ 6.000    02/01/28          448,195
 1,680    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj................................ 6.000    04/01/28        1,505,549
   235    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj, 144A (c)...................... 6.000    01/01/28          210,689
 1,000    Tacoma, WA Hsg Auth Rev Hsg Wedgewood
          Homes Proj, 144A (c)...................... 6.000    03/01/28          896,260
                                                                         --------------
                                                                              8,879,231
                                                                         --------------
          WEST VIRGINIA  0.1%
 1,250    Randolph Cnty, WV Bldg Comm Rev Crossover
          Elkins Regl Proj Rfdg..................... 6.125    07/01/23        1,067,013
 2,540    Weirton, WV Pollutn Ctl Rev Weirton Steel
          Proj Rfdg................................. 8.625    11/01/14          685,876
                                                                         --------------
                                                                              1,752,889
                                                                         --------------
          WISCONSIN  1.8%
 2,590    Baldwin, WI Hosp Rev Mtg Ser A............ 6.375    12/01/28        2,268,995
    35    Wisconsin Hsg & Econ Dev Auth
          Homeownership Rev Ser F................... 7.550    07/01/26           35,345
 1,480    Wisconsin Hsg & Econ Dev Auth
          Homeownership Rev Ser F................... 6.200    03/01/27        1,528,958
 4,725    Wisconsin St Hlth & Ed Fac Auth Rev Auroro
          Hlthcare Inc Ser A........................ 5.600    02/15/29        4,094,874
 4,750    Wisconsin St Hlth & Ed Fac Auth Rev
          Clement Manor Rfdg........................ 5.750    08/15/24        3,846,218
   545    Wisconsin St Hlth & Ed Fac Auth Rev Hess
          Mem Hosp Assn (ACA Insd).................. 7.200    11/01/05          576,599
 2,000    Wisconsin St Hlth & Ed Fac Auth Rev Hess
          Mem Hosp Assn (ACA Insd).................. 7.875    11/01/22        2,165,040
 3,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Hlthcare Dev Inc Proj..................... 6.250    11/15/20        2,718,510
 3,885    Wisconsin St Hlth & Ed Fac Auth Rev Natl
          Regency of New Berlin Proj................ 8.000    08/15/25        4,064,137

                                               See Notes to Financial Statements

YOUR FUND'S INVESTMENTS

May 31, 2001 (Unaudited)

PAR
AMOUNT                                                                       MARKET
(000)     DESCRIPTION                                COUPON   MATURITY       VALUE
          WISCONSIN (CONTINUED)
$2,000    Wisconsin St Hlth & Ed Fac Auth Rev
          Oakwood Vlg Proj Ser A.................... 7.000%   08/15/19   $    1,971,020
 1,250    Wisconsin St Hlth & Ed Fac Auth Rev
          Oakwood Vlg Proj Ser A.................... 7.625    08/15/30        1,270,963
 5,000    Wisconsin St Hlth & Ed Milwaukee Catholic
          Home Inc Proj............................. 7.500    07/01/26        5,045,600
                                                                         --------------
                                                                             29,586,259
                                                                         --------------
          WYOMING  0.1%
 2,210    Wyoming Cmnty Dev Auth Hsg Rev............ 6.250    06/01/27        2,282,510
                                                                         --------------

TOTAL LONG-TERM INVESTMENTS  96.6%
  (Cost $1,655,156,024)...............................................    1,596,062,020

SHORT-TERM INVESTMENTS  1.5%
  (Cost $24,550,000)..................................................       24,550,000
                                                                         --------------

TOTAL INVESTMENTS  98.1%
  (Cost $1,679,706,024)...............................................    1,620,612,020

OTHER ASSETS IN EXCESS OF LIABILITIES  1.9%...........................       30,598,971
                                                                         --------------

NET ASSETS  100.0%....................................................   $1,651,210,991
                                                                         ==============

 * Zero coupon bond

(a) Interest is accruing at less than the stated coupon.

(b) Non-Income producing security.

(c) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(d) Interest only strip.

(e) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(f) Payment-in-kind security.

(g) Assets segregated as collateral for when-issued or delayed delivery purchase commitments.

(h) Securities purchased on a when-issued or delayed delivery basis.

ACA--American Capital Access
AMBAC--AMBAC Indemnity Corp.
FGIC--Financial Guaranty Insurance Co.
FHA--Federal Housing Administration
FNMA--Federal National Mortgage Association
FSA--Financial Security Assurance Inc.
GNMA--Government National Mortgage Association
LOC--Letter of Credit
MBIA--Municipal Bond Investors Assurance Corp.

See Notes to Financial Statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities
May 31, 2001 (Unaudited)

ASSETS:
Total Investments (Cost $1,679,706,024).....................  $1,620,612,020
Receivables:
  Interest..................................................      33,376,772
  Fund Shares Sold..........................................       8,685,267
  Investments Sold..........................................       2,803,025
Other.......................................................         169,652
                                                              --------------
    Total Assets............................................   1,665,646,736
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       5,450,095
  Income Distributions......................................       4,003,796
  Fund Shares Repurchased...................................       2,793,217
  Distributor and Affiliates................................         746,244
  Investment Advisory Fee...................................         730,259
  Custodian Bank............................................         260,557
Accrued Expenses............................................         269,577
Trustees' Deferred Compensation and Retirement Plans........         182,000
                                                              --------------
    Total Liabilities.......................................      14,435,745
                                                              --------------
NET ASSETS..................................................  $1,651,210,991
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,728,455,475
Accumulated Undistributed Net Investment Income.............          16,948
Accumulated Net Realized Loss...............................     (18,167,428)
Net Unrealized Depreciation.................................     (59,094,004)
                                                              --------------
NET ASSETS..................................................  $1,651,210,991
                                                              ==============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,117,920,277 and 105,504,087 shares of
    beneficial interest issued and outstanding).............  $        10.60
    Maximum sales charge (4.75%* of offering price).........             .53
                                                              --------------
    Maximum offering price to public........................  $        11.13
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $384,883,657 and 36,343,396 shares of
    beneficial interest issued and outstanding).............  $        10.59
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $148,407,057 and 14,029,451 shares of
    beneficial interest issued and outstanding).............  $        10.58
                                                              ==============

* On sales of $100,000 or more, the sales charge will be reduced.

                                               See Notes to Financial Statements

Statement of Operations
For the Six Months Ended May 31, 2001 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 55,042,380
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     4,107,975
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,295,522, $1,871,428 and $675,499,
  respectively).............................................     3,842,449
Shareholder Services........................................       444,269
Custody.....................................................        56,725
Legal.......................................................        38,346
Other.......................................................       372,453
                                                              ------------
    Total Expenses..........................................     8,862,217
    Less Credits Earned on Cash Balances....................        11,638
                                                              ------------
    Net Expenses............................................     8,850,579
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 46,191,801
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Loss...........................................  $(10,875,404)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   (75,660,618)
  End of the Period.........................................   (59,094,004)
                                                              ------------
Net Unrealized Appreciation During the Period...............    16,566,614
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $  5,691,210
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 51,883,011
                                                              ============

See Notes to Financial Statements

Statements of Changes in Net Assets
For the Six Months Ended May 31, 2001 and the Year Ended November 30, 2000 (Unaudited)

                                                   SIX MONTHS ENDED       YEAR ENDED
                                                     MAY 31, 2001      NOVEMBER 30, 2000
                                                   -------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.............................  $   46,191,801      $   87,999,441
Net Realized Gain/Loss............................     (10,875,404)          1,793,267
Net Unrealized Appreciation/Depreciation During
  the Period......................................      16,566,614         (55,533,087)
                                                    --------------      --------------
Change in Net Assets from Operations..............      51,883,011          34,259,621
                                                    --------------      --------------

Distributions from Net Investment Income:
  Class A Shares..................................     (33,157,057)        (60,137,588)
  Class B Shares..................................     (10,349,226)        (21,248,969)
  Class C Shares..................................      (3,754,130)         (6,799,242)
                                                    --------------      --------------
Total Distributions...............................     (47,260,413)        (88,185,799)
                                                    --------------      --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES......................................       4,622,598         (53,926,178)
                                                    --------------      --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold.........................     291,501,296         352,049,372
Net Asset Value of Shares Issued Through Dividend
  Reinvestment....................................      23,870,748          42,297,001
Cost of Shares Repurchased........................    (157,690,132)       (362,931,028)
                                                    --------------      --------------
NET CHANGE IN NET ASSETS FROM CAPITAL
  TRANSACTIONS....................................     157,681,912          31,415,345
                                                    --------------      --------------
TOTAL INCREASE/DECREASE IN NET ASSETS.............     162,304,510         (22,510,833)
NET ASSETS:
Beginning of the Period...........................   1,488,906,481       1,511,417,314
                                                    --------------      --------------
End of the Period (Including accumulated
  undistributed net investment income of $16,948
  and $1,085,560, respectively)...................  $1,651,210,991      $1,488,906,481
                                                    ==============      ==============

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                  YEAR ENDED NOVEMBER 30,
CLASS A SHARES                 MAY 31,      ----------------------------------------------
                                 2001        2000      1999      1998      1997      1996
                              ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................  $  10.56     $10.96    $11.66    $11.45    $11.14    $11.18
                               --------     ------    ------    ------    ------    ------
  Net Investment Income......       .33        .67       .69       .70       .73       .73
  Net Realized and Unrealized
    Gain/Loss................       .05       (.40)     (.72)      .22       .31      (.04)
                               --------     ------    ------    ------    ------    ------
Total from Investment
  Operations.................       .38        .27      (.03)      .92      1.04       .69
Less Distributions from and
  in Excess of Net Investment
  Income.....................       .34        .67       .67       .71       .73       .73
                               --------     ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.....................  $  10.60     $10.56    $10.96    $11.66    $11.45    $11.14
                               ========     ======    ======    ======    ======    ======

Total Return (a).............     3.60%*     2.60%     -.37%     8.28%     9.63%     6.47%
Net Assets at End of the
  Period (In millions).......  $1,117.9     $995.0    $970.0    $905.0    $779.9    $621.0
Ratio of Expenses to Average
  Net Assets (b).............      .89%       .91%      .90%      .91%      .95%     1.01%
Ratio of Net Investment
  Income to Average Net
  Assets (b).................     6.20%      6.28%     6.03%     6.01%     6.50%     6.64%
Portfolio Turnover...........        5%*       19%       22%       26%       29%       23%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include Rule 12b-1 fees of up to .25%.

(b) For the years ended November 30, 1996 and 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                  YEAR ENDED NOVEMBER 30,
CLASS B SHARES                 MAY 31,      ----------------------------------------------
                                 2001        2000      1999      1998      1997      1996
                              ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................   $10.55      $10.95    $11.66    $11.45    $11.14    $11.18
                                ------      ------    ------    ------    ------    ------
  Net Investment Income......      .29         .59       .61       .61       .64       .65
  Net Realized and Unrealized
    Gain/Loss................      .04        (.40)     (.73)      .22       .31      (.04)
                                ------      ------    ------    ------    ------    ------
Total from Investment
  Operations.................      .33         .19      (.12)      .83       .95       .61
Less Distributions from and
  in Excess of Net Investment
  Income.....................      .29         .59       .59       .62       .64       .65
                                ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.....................   $10.59      $10.55    $10.95    $11.66    $11.45    $11.14
                                ======      ======    ======    ======    ======    ======

Total Return (a).............    3.19%*      1.80%    -1.11%     7.41%     8.82%     5.67%
Net Assets at End of the
  Period (In millions).......   $384.9      $365.4    $416.2    $451.9    $425.6    $323.8
Ratio of Expenses to Average
  Net Assets (b).............    1.65%       1.66%     1.66%     1.67%     1.71%     1.77%
Ratio of Net Investment
  Income to Average Net
  Assets (b).................    5.44%       5.52%     5.27%     5.26%     5.74%     5.88%
Portfolio Turnover...........       5%*        19%       22%       26%       29%       23%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within the first and second year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include 12b-1 fees of 1%.

(b) For the years ended November 30, 1996 and 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

                                               See Notes to Financial Statements

Financial Highlights
(Unaudited)
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                              SIX MONTHS
                                ENDED                  YEAR ENDED NOVEMBER 30,
CLASS C SHARES                 MAY 31,      ----------------------------------------------
                                 2001        2000      1999      1998      1997      1996
                              ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD.................   $10.54      $10.93    $11.65    $11.44    $11.13    $11.17
                                ------      ------    ------    ------    ------    ------
  Net Investment Income......      .29         .59       .59       .61       .64       .65
  Net Realized and Unrealized
    Gain/Loss................      .04        (.39)     (.72)      .22       .31      (.04)
                                ------      ------    ------    ------    ------    ------
Total from Investment
  Operations.................      .33         .20      (.13)      .83       .95       .61
Less Distributions from and
  in Excess of Net Investment
  Income.....................      .29         .59       .59       .62       .64       .65
                                ------      ------    ------    ------    ------    ------
NET ASSET VALUE, END OF THE
  PERIOD.....................   $10.58      $10.54    $10.93    $11.65    $11.44    $11.13
                                ======      ======    ======    ======    ======    ======

Total Return (a).............    3.20%*      1.90%    -1.20%     7.42%     8.82%     5.68%
Net Assets at End of the
  Period (In millions).......   $148.4      $128.6    $125.2    $110.6    $ 91.3    $ 50.0
Ratio of Expenses to Average
  Net Assets (b).............    1.65%       1.66%     1.65%     1.67%     1.70%     1.77%
Ratio of Net Investment
  Income to Average Net
  Assets (b).................    5.44%       5.52%     5.27%     5.25%     5.69%     5.86%
Portfolio Turnover...........       5%*        19%       22%       26%       29%       23%

 * Non-Annualized

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include 12b-1 fees of 1%.

(b) For the years ended November 30, 1996 and 1997, the impact on the Ratios of Expenses and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

See Notes to Financial Statements

NOTES TO
FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen High Yield Municipal Fund (the "Fund") is organized as a series of the Van Kampen Tax-Exempt Trust, a Delaware business trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek to provide investors with as high a level of interest income exempt from federal income tax as is consistent with the investing policies of the Fund. The Fund's investment advisor generally seeks to achieve the Fund's investment objective by investing primarily in a portfolio of medium- and lower-grade municipal securities. The Fund commenced investment operations on January 2, 1986. The distribution of the Fund's Class B and Class C Shares commenced on July 20, 1992 and December 10, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal Bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Fund may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Fund will maintain, in a segregated account with its custodian, assets having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller

NOTES TO
FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt securities. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the life of each applicable security. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

    In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize premiums and accrete discounts on fixed income securities. The Fund currently does not accrete market discount on fixed income securities. Upon adoption, the Fund will be required to record a cumulative effect adjustment to reflect the accretion of market discount. The adjustment will increase accumulated undistributed net investment income and reduce unrealized appreciation on securities and therefore will not impact total net assets. As of May 31, 2001, the cumulative effect adjustment to reflect the accretion of market discount would be $482,833.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains. At November 30, 2000, the Fund had an accumulated capital loss carryforward for tax purposes of $7,229,324 which expires between November 30, 2003 and November 30, 2005. Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the capitalization of reorganization and

NOTES TO
FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

restructuring costs for tax purposes and the deferral of losses related to wash sale transactions.

    At May 31, 2001, for federal income tax purposes, the cost of long- and short-term investments is $1,679,768,724; the aggregate gross unrealized appreciation is $31,469,198 and the aggregate gross unrealized depreciation is $90,625,902, resulting in net unrealized depreciation on long- and short-term investments of $59,156,704.

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

2. INVESTMENT ADVISORY AGREEMENT AND
OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser and Van Kampen Advisors Inc. (the "Subadviser") will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $300 million..........................................       .60%
Next $300 million...........................................       .55%
Over $600 million...........................................       .50%

    For the six months ended May 31, 2001, the Fund recognized expenses of approximately $22,600 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended May 31, 2001, the Fund recognized expenses of approximately $45,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of other expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended May 31, 2001, the Fund recognized expenses of approximately $374,843. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive market benchmarks.

NOTES TO
FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $108,395 are included in "Other Assets" on the Statement of Assets and Liabilities at May 31, 2001. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

At May 31, 2001, capital aggregated $1,171,082,314, $402,378,041 and
$154,995,120 for Classes A, B, and C, respectively. For the six months ended May 31, 2001, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   18,101,247    $ 192,187,010
  Class B...............................................    6,307,273       66,943,968
  Class C...............................................    3,053,991       32,370,318
                                                          -----------    -------------
Total Sales.............................................   27,462,511    $ 291,501,296
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    1,624,579    $  17,238,828
  Class B...............................................      434,348        4,605,947
  Class C...............................................      191,258        2,025,973
                                                          -----------    -------------
Total Dividend Reinvestment.............................    2,250,185    $  23,870,748
                                                          ===========    =============
Repurchases:
  Class A...............................................   (8,427,222)   $ (89,510,208)
  Class B...............................................   (5,017,119)     (53,219,618)
  Class C...............................................   (1,412,512)     (14,960,306)
                                                          -----------    -------------
Total Repurchases.......................................  (14,856,853)   $(157,690,132)
                                                          ===========    =============

NOTES TO
FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

    At November 30, 2000, capital aggregated $1,051,166,684, $384,047,744 and
$135,559,135 for Classes A, B, and C, respectively. For the year ended November 30, 2000, transactions were as follows:

                                                            SHARES           VALUE
Sales:
  Class A...............................................   23,042,978    $ 245,454,779
  Class B...............................................    6,427,927       68,394,578
  Class C...............................................    3,592,327       38,200,015
                                                          -----------    -------------
Total Sales.............................................   33,063,232    $ 352,049,372
                                                          ===========    =============
Dividend Reinvestment:
  Class A...............................................    2,774,660    $  29,570,061
  Class B...............................................      846,365        9,015,228
  Class C...............................................      348,917        3,711,712
                                                          -----------    -------------
Total Dividend Reinvestment.............................    3,969,942    $  42,297,001
                                                          ===========    =============
Repurchases:
  Class A...............................................  (20,152,690)   $(215,002,842)
  Class B...............................................  (10,679,603)    (113,830,777)
  Class C...............................................   (3,192,988)     (34,097,409)
                                                          -----------    -------------
Total Repurchases.......................................  (34,025,281)   $(362,931,028)
                                                          ===========    =============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended May 31, 2001 and the year ended November 30, 2000, 1,999,709 and 3,709,553 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above tables as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended May 31, 2001 and the year ended November 30, 2000, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge
(CDSC). The

NOTES TO
FINANCIAL STATEMENTS

May 31, 2001 (Unaudited)

CDSC will be imposed on most redemptions made within five years of the purchase for Class B Shares and one year of the purchase for Class C Shares as detailed in the following schedule.

                                                                CONTINGENT DEFERRED
                                                                    SALES CHARGE
                                                                  AS A PERCENTAGE
                                                                  OF DOLLAR AMOUNT
                                                                 SUBJECT TO CHARGE
                                                             --------------------------
YEAR OF REDEMPTION                                           CLASS B            CLASS C
First......................................................   4.00%              1.00%
Second.....................................................   4.00%               None
Third......................................................   3.00%               None
Fourth.....................................................   2.50%               None
Fifth......................................................   1.50%               None
Sixth and Thereafter.......................................    None               None

    For the six months ended May 31, 2001, Van Kampen, as distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $419,400 and CDSC on redeemed shares of Classes B and C of approximately $366,200. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $237,029,524 and $81,863,743, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1.00% each for Class B and Class C average daily net assets are accrued daily. Included in these fees for the six months ended May 31, 2001, are payments retained by Van Kampen of approximately $1,338,500.

           VAN KAMPEN INVESTMENTS

THE VAN KAMPEN
FAMILY OF FUNDS

Growth

   Aggressive Growth
   American Value*
   Emerging Growth
   Enterprise
   Equity Growth
   Focus Equity
   Growth
   Mid Cap Growth
   Pace
   Select Growth
   Small Cap Growth
   Small Cap Value
   Tax Managed Equity Growth
   Technology

Growth and Income

   Comstock
   Equity Income
   Growth and Income
   Harbor
   Real Estate Securities
   Utility
   Value
   Value Opportunities

Global/International

   Asian Growth
   Emerging Markets
   European Equity
   Global Equity
   Global Equity Allocation
   International Magnum
   Latin American
   Tax Managed Global Franchise
   Worldwide High Income

Income

   Corporate Bond
   Government Securities
   High Income Corporate Bond
   High Yield
   Limited Maturity Government
   U.S. Government
   U.S. Government Trust for Income

Capital Preservation

   Reserve
   Tax Free Money

Senior Loan

   Prime Rate Income Trust
   Senior Floating Rate

Tax Free

   California Insured Tax Free
   Florida Insured Tax Free Income
   High Yield Municipal**
   Insured Tax Free Income
   Intermediate Term Municipal
     Income
   Municipal Income
   New York Tax Free Income
   Pennsylvania Tax Free Income
   Tax Free High Income

For more complete information, including risk considerations, fees, sales charges and ongoing expenses, please contact your financial advisor for a prospectus. Please read it carefully before you invest or send money.

To view a current Van Kampen fund prospectus or to receive additional fund information, choose from one of the following:

- visit our Web site at
  WWW.VANKAMPEN.COM--
  to view a prospectus, select
  Download Prospectus                                            [COMPUTER ICON]

- call us at (800) 341-2911
  weekdays from 7:00 a.m. to 7:00 p.m.
  central time. Telecommunications
  Device for the Deaf (TDD)
  users, call (800) 421-2833.

                                                                    [PHONE ICON]

- e-mail us by visiting
  WWW.VANKAMPEN.COM and
  selecting Contact Us

                                                            [MAIL ICON]

 * Closed to new investors

** Open to new investors for a limited time

FUND OFFICERS AND IMPORTANT ADDRESSES
VAN KAMPEN HIGH YIELD MUNICIPAL FUND

BOARD OF TRUSTEES

J. MILES BRANAGAN
JERRY D. CHOATE
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
PHILLIP B. ROONEY
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RICHARD F. POWERS, III*
   President

STEPHEN L. BOYD*
   Executive Vice President and
   Chief Investment Officer

A. THOMAS SMITH III*
   Vice President and Secretary

JOHN L. SULLIVAN*
   Vice President, Treasurer and
   Chief Financial Officer

RICHARD A. CICCARONE*
WAYNE D. GODLIN*
JOHN R. REYNOLDSON*
MICHAEL H. SANTO*
JOHN H. ZIMMERMANN, III*
   Vice Presidents

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

INVESTMENT SUBADVISER

VAN KAMPEN ADVISORS INC.
40 Broad Street, Suite 915
Boston, Massachusetts 02109

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181-5555

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 218256
Kansas City, Missouri 64121-8256

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE
MEAGHER & FLOM (ILLINOIS)
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT AUDITORS

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you make with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (a.k.a. "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Investment Advisory Corp., Van Kampen Asset Management Inc., Van Kampen Advisors Inc., Van Kampen Management Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen Trust Company, Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

                         [VAN KAMPEN INVESTMENTS LOGO]
Copyright (C)2001 Van Kampen Funds Inc. All rights reserved.
50, 150, 250                                                    3241 G01-AP-7/01
HYM SAR 7/01